N-2 - USD ($)							3 Months Ended											6 Months Ended	12 Months Ended
	Aug. 17, 2023	Aug. 14, 2023	Jun. 30, 2023	Aug. 02, 2022	Jul. 26, 2022	Jun. 06, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cover [Abstract]
Entity Central Index Key	0001552198
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	WHITEHORSE FINANCE, INC.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder transaction expenses:
Sales load (as a percentage of offering price)	—	%(1)
Offering expenses (as a percentage of offering price)	—	%(2)
Dividend reinvestment plan fees (per sales transaction fee)	$15 Transaction Fee	(3)
Total stockholder transaction expenses (as a percentage of offering price)	—%
Annual expenses (as a percentage of net assets attributable to common stock):
Base management fees	4.00	%(4)
Incentive fees payable under Investment Advisory Agreement (20% of Pre-Incentive Fee Net Investment Income and 20% of realized capital gains)	2.15	%(5)
Interest payments on borrowed funds	4.74	%(6)
Acquired fund fees and expenses	1.82	%(7)(8)
Other expenses	1.50	%(9)
Total annual expenses	14.21%
(1)	In the event that the securities to which this prospectus relates are sold to or through underwriters or agents, a corresponding prospectus supplement will disclose the applicable sales load.
(2)	The related prospectus supplement, including each underwritten offering by the selling stockholder identified under “Selling Stockholders,” will disclose the estimated amount of total offering expenses (which may include offering expenses borne by third parties on our behalf), the offering price and the offering expenses borne by us as a percentage of the offering price.
(3)	The expenses of the dividend reinvestment plan, which consist primarily of the expenses of American Stock Transfer & Trust Company, LLC, our plan administrator, are included in “Other expenses.” If a participant elects by written notice to the plan administrator prior to termination of his or her account to have the plan administrator sell part or all of the shares held by the plan administrator in the participant’s account and remit the proceeds to the participant, the plan administrator is authorized to deduct a $15.00 transaction fee plus a $0.10 per share brokerage commission from the proceeds. See “Dividend Reinvestment Plan.”

Dividend Reinvestment and Cash Purchase Fees				$ 15
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Stockholder transaction expenses:
Sales load (as a percentage of offering price)	—	%(1)
Offering expenses (as a percentage of offering price)	—	%(2)
Dividend reinvestment plan fees (per sales transaction fee)	$15 Transaction Fee	(3)
Total stockholder transaction expenses (as a percentage of offering price)	—%
Annual expenses (as a percentage of net assets attributable to common stock):
Base management fees	4.00	%(4)
Incentive fees payable under Investment Advisory Agreement (20% of Pre-Incentive Fee Net Investment Income and 20% of realized capital gains)	2.15	%(5)
Interest payments on borrowed funds	4.74	%(6)
Acquired fund fees and expenses	1.82	%(7)(8)
Other expenses	1.50	%(9)
Total annual expenses	14.21%
(4)	Our base management fee under the Investment Advisory Agreement is calculated at an annual rate of 2.0% based on our gross assets, including assets purchased with borrowed funds; provided, however, our base management fee shall be calculated at an annual rate of 1.25% of our gross assets, including cash and cash equivalents and assets purchased with borrowed funds, that exceed the product of (i) 200% and (ii) the value of our total net assets. Our base management fee is payable quarterly in arrears. The SEC requires that the “Management fees” percentage be calculated as a percentage of net assets attributable to common stockholders, rather than total assets, including assets that have been funded with borrowed monies, because common stockholders bear all of this cost.

(5)	The incentive fee referenced in the table above is based on actual amounts of the income-based component of the incentive fee incurred during the year ended December 31, 2021 and the actual amount of the capital gains-based incentive fee recorded during this same period. The incentive fee consists of two components that are independent of each other (except as provided in the Incentive Fee Cap and Deferral Mechanism described below), with the result that one component may be payable even if the other is not.

We have structured the calculation of these incentive fees, which we refer to as the “Income and Capital Gain Incentive Fee Calculations,” to include a fee limitation such that no incentive fee will be paid to our Investment Adviser for any fiscal quarter if, after such payment, the cumulative incentive fees paid to our Investment Adviser for the period that includes such fiscal quarter and the 11 full preceding fiscal quarters, which we refer to in this prospectus as the Incentive Fee Look-back Period, would exceed 20.0%

of our Cumulative Pre-Incentive Fee Net Return during the applicable Incentive Fee Look-back Period. The deferral component of the Incentive Fee Cap and Deferral Mechanism may cause incentive fees that accrued during one fiscal quarter to be paid to our Investment Adviser at any time during the 11 full fiscal quarters following such initial full fiscal quarter.

We accomplish this limitation by subjecting each incentive fee payable to a cap, which we refer to in this prospectus to as the “Incentive Fee Cap.” The Incentive Fee Cap in any quarter is equal to (a) 20.0% of Cumulative Pre-Incentive Fee Net Return during the Incentive Fee Look-back Period less (b) cumulative incentive fees of any kind paid to our Investment Adviser by us during the Incentive Fee Look-back Period. To the extent the Incentive Fee Cap is zero or a negative value in any quarter, we will pay no incentive fee to our Investment Adviser in that quarter. We will only pay incentive fees to the extent allowed by the Incentive Fee Cap and Deferral Mechanism. To the extent that the payment of incentive fees is limited by the Incentive Fee Cap and Deferral Mechanism, the payment of such fees may be deferred and paid up to three years after their date of deferment subject to applicable limitations included in the Investment Advisory Agreement.

The first component of the incentive fee, which is income-based and payable quarterly in arrears, equals 20% of the amount, if any, that our “Pre-Incentive Fee Net Investment Income” exceeds a 1.75% quarterly (7.00% annualized) hurdle rate, or the Hurdle Rate, subject to a “catch-up” provision measured at the end of each calendar quarter and the Incentive Fee Cap and Deferral Mechanism described below. The operation of the first component of the incentive fee for each quarter is as follows:

●	no incentive fee is payable to our Investment Adviser in any calendar quarter in which our Pre-Incentive Fee Net Investment Income does not exceed the Hurdle Rate of 1.75% (7.00% annualized);
●	100% of our Pre-Incentive Fee Net Investment Income with respect to that portion of such Pre-Incentive Fee Net Investment Income, if any, that exceeds the Hurdle Rate but is less than 2.1875% in any calendar quarter (8.75% annualized) is payable to our Investment Adviser. We refer to this portion of our Pre-Incentive Fee Net Investment Income (which exceeds the Hurdle Rate but is less than 2.1875%) as the “catch-up.” The effect of the “catch-up” provision is that, if such Pre-Incentive Fee Net Investment Income exceeds 2.1875% in any calendar quarter, our Investment Adviser will receive 20% of such Pre-Incentive Fee Net Investment Income as if the Hurdle Rate did not apply; and
●	20% of the amount of such Pre-Incentive Fee Net Investment Income, if any, that exceeds 2.1875% in any calendar quarter (8.75% annualized) is payable to our Investment Adviser (once the Hurdle Rate is reached and the catch-up is achieved).

The portion of such incentive fee that is attributable to deferred interest (such as payment-in-kind, or PIK, interest or original issue discount) will be paid to the Investment Adviser, together with any other interest accrued on the loan from the date of deferral to the date of payment, only if and to the extent we actually receive such interest in cash, and any accrual thereof will be reversed if and to the extent such interest is reversed in connection with any write-off or similar treatment of the investment giving rise to any deferred interest accrual. Any reversal of such amounts would reduce net income for the quarter by the net amount of the reversal (after taking into account the reversal of incentive fees payable) and would result in a reduction and possibly elimination of the incentive fees for such quarter. For the avoidance of doubt, no incentive will be paid to the Investment Adviser on amounts accrued and not paid in respect of deferred interest.

There is no accumulation of amounts on the Hurdle Rate from quarter to quarter and, accordingly, there is no clawback of amounts previously paid if subsequent quarters are below the quarterly Hurdle Rate and there is no delay of payment if prior quarters are below the quarterly Hurdle Rate. Since the Hurdle Rate is fixed, as interest rates rise, it will be easier for our Investment Adviser to surpass the Hurdle Rate and receive an incentive fee based on Pre-Incentive Fee Net Investment Income.

The second component, which is capital gains-based, is determined and payable in arrears as of the end of each calendar year (or upon termination of the Investment Advisory Agreement, as of the termination date) and equals 20% of our cumulative aggregate realized capital gains through the end of such year, computed net of our aggregate cumulative realized capital losses and aggregate cumulative unrealized capital depreciation through the end of such year, less the aggregate amount of any previously paid capital gains incentive fees and subject to the Incentive Fee Cap and Deferral Mechanism described above. The capital-gains component of the incentive fee excludes any portion of realized gains (losses) that are associated with the reversal of any portion of unrealized appreciation/depreciation attributable to periods prior to January 1, 2013. The capital gains component of the incentive fee is not subject to any minimum return to stockholders.

As described above, we will not pay any incentive fee at any time when, after such payment, the cumulative incentive fees paid to date would exceed 20% of the Cumulative Pre-Incentive Fee Net Return during the Incentive Fee Look-back Period.

(6)	Our stockholders bear directly or indirectly the costs of borrowings under the Credit Facility and other debt instruments. Our actual borrowing costs as a percentage of net assets attributable to common stock on our outstanding indebtedness as of December 31, 2021, which consisted of $291.6 million of indebtedness outstanding under the Credit Facility, $75.0 million of indebtedness outstanding in 4.000% 2026 Notes and $115.0 million of indebtedness outstanding in Private Notes, was 4.74%. At December 31, 2021, the weighted average interest rate for total outstanding debt was 3.44%. Assuming we meet certain disclosure requirements and obtain certain approvals required by the SBCAA, we expect to use leverage to finance a portion of our investments in the future, consistent with the newly enacted rules and regulations under the 1940 Act.
(7)	Our stockholders indirectly bear the expenses of underlying funds or other investment vehicles that would be investment companies under Section 3(a) of the 1940 Act but for the exceptions to that definition provided for in Sections 3(c)(1) and 3(c)(7) of the 1940 Act, or Acquired Funds, in which we invest. Specifically, our stockholders indirectly bear the expenses of our investment in NMFC Senior Loan Program I LLC, or NMFC. Included in the expenses indirectly borne by our investment in NMFC is a management fee, charged each quarter equal to 0.35% per annum of the average outstanding loan balances held in the portfolio of NMFC multiplied by our pro-rata ownership percentage in NMFC. Our position in NMFC was fully realized in April 2021. Future fees and expenses for Acquired Funds, including NMFC, may be substantially higher or lower because certain fees and expenses are based on the performance of such Acquired Funds, which may fluctuate over time.
(8)	Our stockholders also indirectly bear 60% of the expenses of our investment in a joint venture, or STRS JV, that we entered into in January 2019 with State Teachers Retirement System of Ohio. No management fee is charged by Whitehorse Advisers in connection to STRS JV. For this chart, STRS JV fees and operating expenses are based on our share of the actual fees and operating expenses of STRS JV for the year ended December 31, 2021. Expenses for STRS JV may fluctuate over time and may be substantially higher or lower in the future.
(9)	Includes our overhead expenses, including payments under the Administration Agreement, based on our allocable portion of overhead and other expenses incurred by WhiteHorse Administration in performing its obligations under the Administration Agreement, and income and excise taxes. “Other expenses” are based on actual amounts incurred during the year ended December 31, 2021.

Management Fees [Percent]				4.00%
Interest Expenses on Borrowings [Percent]				4.74%
Incentive Fees [Percent]				2.15%
Acquired Fund Fees and Expenses [Percent]				1.82%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]				1.50%
Total Annual Expenses [Percent]				14.21%
Expense Example [Table Text Block]

Stockholders would pay the following expenses on a $1,000 common stock investment:	1 year	3 years	5 years	10 years
Assuming a 5% annual return resulting entirely from net realized capital gains (which is subject to the incentive fee based on capital gains)	$126	$353	$549	$929

Expense Example, Year 01				$ 126
Expense Example, Years 1 to 3				353
Expense Example, Years 1 to 5				549
Expense Example, Years 1 to 10				$ 929
Purpose of Fee Table , Note [Text Block]

The following table is intended to assist you in understanding the costs and expenses that an investor in shares of our common stock will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. The following table should not be considered a representation of our future expenses. Actual expenses may be greater or less than shown. Except where the context suggests otherwise, whenever this prospectus or any prospectus supplements, if any, contains a reference to fees or expenses paid by “you” or “us” or “WhiteHorse Finance,” or that “we” will pay fees or expenses, common stockholders will indirectly bear such fees or expenses as investors in WhiteHorse Finance.

Management Fee not based on Net Assets, Note [Text Block]

(5)	The incentive fee referenced in the table above is based on actual amounts of the income-based component of the incentive fee incurred during the year ended December 31, 2021 and the actual amount of the capital gains-based incentive fee recorded during this same period. The incentive fee consists of two components that are independent of each other (except as provided in the Incentive Fee Cap and Deferral Mechanism described below), with the result that one component may be payable even if the other is not.

Acquired Fund Fees and Expenses, Note [Text Block]
(8)	Our stockholders also indirectly bear 60% of the expenses of our investment in a joint venture, or STRS JV, that we entered into in January 2019 with State Teachers Retirement System of Ohio. No management fee is charged by Whitehorse Advisers in connection to STRS JV. For this chart, STRS JV fees and operating expenses are based on our share of the actual fees and operating expenses of STRS JV for the year ended December 31, 2021. Expenses for STRS JV may fluctuate over time and may be substantially higher or lower in the future.
(9)	Includes our overhead expenses, including payments under the Administration Agreement, based on our allocable portion of overhead and other expenses incurred by WhiteHorse Administration in performing its obligations under the Administration Agreement, and income and excise taxes. “Other expenses” are based on actual amounts incurred during the year ended December 31, 2021.

Financial Highlights [Abstract]
Senior Securities [Table Text Block]

SENIOR SECURITIES

Information about our senior securities is shown in the following tables as of December 31, 2022, 2021, 2020, 2019, 2018, 2017, 2016, 2015, 2014 and 2013. The report of our independent registered public accounting firm, Crowe LLP, on the senior securities table as of December 31, 2022, 2021, 2020, 2019 and 2018 is attached as an exhibit to our Annual Report on Form 10-K for the fiscal year ended December 31, 2022. The “-” indicates information that the SEC expressly does not require to be disclosed for certain types of senior securities. The information as of June 30, 2023 was derived from our unaudited financial statements for such period and was not audited by Crowe LLP.

			Involuntary
			Liquidating	Average
	Total Amount	Asset Coverage	Preference	Market Value
Class and Year	Outstanding(1)	per Unit(2)	per Unit(3)	per Unit(4)
Credit Facility(5)
Fiscal 2023 (as of June 30, 2023, unaudited)	$238,649	$1,766	$—	N/A
Fiscal 2022	255,145	1,754	—	N/A
Fiscal 2021	291,637	1,735	—	N/A
Fiscal 2020	265,246	1,813	—	N/A
Fiscal 2019	238,917	2,047	—	N/A
Fiscal 2018	115,000	2,792	—	N/A
Fiscal 2017	155,000	2,576	—	N/A
Fiscal 2016	155,000	2,368	—	N/A
Fiscal 2015	102,000	2,305	—	N/A
Fiscal 2014	105,500	2,183	—	N/A
Fiscal 2013	25,000	3,064	—	N/A
Fiscal 2012	51,250	2,622	—	N/A
6.000% 2023 Notes
Fiscal 2023 (as of June 30, 2023, unaudited)	$30,000	$1,766	$—	N/A
Fiscal 2022	30,000	1,754	—	N/A
Fiscal 2021	30,000	1,735	—	N/A
Fiscal 2020	30,000	1,813	—	N/A
Fiscal 2019	30,000	2,047	—	N/A
Fiscal 2018	30,000	2,792	—	N/A
5.375% 2025 Notes
Fiscal 2023 (as of June 30, 2023, unaudited)	$40,000	$1,766	$—	N/A
Fiscal 2022	40,000	1,754	—	N/A
Fiscal 2021	40,000	1,735	—	N/A
Fiscal 2020	40,000	1,813	—	N/A
5.375% 2026 Notes
Fiscal 2023 (as of June 30, 2023, unaudited)	$10,000	$1,766	$—	N/A
Fiscal 2022	10,000	1,754	—	N/A
Fiscal 2021	10,000	1,735	—	N/A
Fiscal 2020	10,000	1,813	—	N/A
5.625% 2027 Notes
Fiscal 2023 (as of June 30, 2023, unaudited)	$10,000	$1,766	$—	N/A
Fiscal 2022	10,000	1,754	—	N/A
Fiscal 2021	10,000	1,735	—	N/A
Fiscal 2020	10,000	1,813	—	N/A
4.250% 2028 Notes
Fiscal 2023 (as of June 30, 2023, unaudited)	$25,000	$1,766	$—	N/A
Fiscal 2022	25,000	1,754	—	N/A
Fiscal 2021	25,000	1,735	—	N/A
4.000% 2026 Notes
Fiscal 2023 (as of June 30, 2023, unaudited)	$75,000	$1,766	$—	N/A
Fiscal 2022	75,000	1,754	—	N/A
Fiscal 2021	75,000	1,735	—	N/A
2025 Notes(6)
Fiscal 2020	$35,000	$1,813	$—	1,029
Fiscal 2019	35,000	2,047	—	1,049
Fiscal 2018	35,000	2,792	—	982
2020 Notes(7)
Fiscal 2017	$30,000	$2,576	$—	1,026
Fiscal 2016	30,000	2,368	—	1,005
Fiscal 2015	30,000	2,305	—	1,010
Fiscal 2014	30,000	2,183	—	1,006
Fiscal 2013	30,000	3,064	—	982
Unsecured Term Loan(8)
Fiscal 2015	$55,000	$2,305	$—	N/A
Fiscal 2014	55,000	2,183	—	N/A
Fiscal 2013	55,000	3,064	—	N/A
Fiscal 2012	90,000	2,622	—	N/A

(1)	Total amount of each class of senior securities outstanding at the end of the period presented (in thousands), exclusive of debt issuance costs.
(2)	The asset coverage ratio for a class of senior securities representing indebtedness is calculated as our consolidated total assets, less all liabilities and indebtedness not represented by senior securities, divided by total senior securities representing indebtedness. This asset coverage ratio is multiplied by $1,000 to determine the Asset Coverage Per Unit (including for the 2020 Notes and the 2025 Notes, which were issued in $25 increments).
(3)	The amount to which such class of senior security would be entitled upon the involuntary liquidation of the issuer in preference to any security junior to it.
(4)	Not applicable, except for with respect to the 2020 Notes and 2025 Notes, as other senior securities are not registered for public trading on a stock exchange. The average market value per unit for the 2020 Notes and 2025 Notes is based on the average daily prices two weeks prior to the fiscal year end of such notes and is expressed per $1,000 of indebtedness.
(5)	On September 27, 2012, WhiteHorse Warehouse, LLC entered into a $150,000 revolving credit and security agreement with Natixis, New York Branch, acting as facility agent. On December 23, 2015, WhiteHorse Credit entered into the Credit Facility, and we drew $102.0 million on the Credit Facility and used the proceeds to repay the Natixis Credit Facility in full.
(6)	On December 17, 2021, we redeemed 100% of the $35 million aggregate principal amount of the 2025 Notes outstanding and delisted the 2025 Notes from the Nasdaq Global Select Market.
(7)	On August 9, 2018, we redeemed 100% of the $30 million aggregate principal amount of the 2020 Notes outstanding and delisted the 2020 Notes from the Nasdaq Global Select Market.
(8)	On June 30, 2016, we repaid in full the outstanding balance of $55.0 million due under the Unsecured Term Loan.

Senior Securities, Note [Text Block]

SENIOR SECURITIES

Information about our senior securities as of fiscal years ended December 31, 2021 to 2012 is located in “Part II, Item 7 — Management’s Discussion and Analysis of Financial Condition and Results of Operations — Financial Condition, Off-Balance Sheet Arrangements, Liquidity and Capital Resources — Senior Securities” in our most recent Annual Report on Form 10-K, and is incorporated by reference into the registration statement of which this prospectus is a part. The report of our independent registered public accounting firm, Crowe LLP, on the senior securities table as of December 31, 2021, 2020, 2019, 2018 and 2017, is included in our most recent Annual Report on Form 10-K, filed on March 4, 2022, as amended, and is incorporated by reference into the registration statement of which this prospectus is a part.

General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

RISK FACTORS

Before you invest in the Notes, you should be aware of various risks. In addition to the other information contained in this prospectus supplement, the accompanying prospectus, and any free writing prospectus, you should consider carefully the following information and the risk factors incorporated by reference from our most recent Annual Report on Form 10-K, any subsequent Quarterly Reports on Form 10-Q or any Current Reports on Form 8-K we file after the date of this prospectus supplement, and all other information contained or incorporated by reference into this prospectus supplement, the accompanying prospectus, and any free writing prospectus, as updated by our subsequent filings under the Exchange Act, before making an investment in the Notes.

The risks set out below and in the accompanying prospectus are not the only risks we face. If any of the following events occur, our business, financial condition and results of operations could be materially adversely affected. In such case, our net asset value and the trading price or value of our Notes could decline, and you may lose all or part of your investment.

Risks Relating to this Offering

The Notes will be unsecured and therefore will be effectively subordinated to any secured indebtedness we have currently incurred or may incur in the future.

The Notes will not be secured by any of our assets or any of the assets of our subsidiaries. As a result, the Notes will be effectively subordinated to any secured indebtedness we or our subsidiaries have currently incurred or may incur in the future (or any indebtedness that is initially unsecured to which we subsequently grant security) to the extent of the value of the assets securing such indebtedness. In any liquidation, dissolution, bankruptcy or other similar proceeding, the holders of any of our existing or future secured indebtedness and the secured indebtedness of our subsidiaries may assert rights against the assets pledged to secure that indebtedness in order to receive full payment of their indebtedness before the assets may be used to pay other creditors, including the holders of the Notes. The Credit Facility is secured by all of the assets of WhiteHorse Credit. The indebtedness under the Credit Facility is therefore effectively senior to the Notes to the extent of the value of such assets. As of June 30, 2023, approximately $238.6 million was outstanding under our Credit Facility.

The Notes will be structurally subordinated to the indebtedness and other liabilities of our subsidiaries.

The Notes will be obligations exclusively of WhiteHorse Finance, Inc. and not of any of our subsidiaries. None of our subsidiaries will be or will act as a guarantor of the Notes, and the Notes will not be required to be guaranteed by any subsidiaries we may acquire or create in the future. Except to the extent we are a creditor with recognized claims against our subsidiaries, all claims of creditors (including holders of preferred stock, if any, of our subsidiaries) will have priority over our equity interests in such subsidiaries (and therefore the claims of our creditors, including holders of the Notes) with respect to the assets of such subsidiaries. Even if we are recognized as a creditor of one or more of our subsidiaries, our claims would still be subordinated to any security interests in the assets of any such subsidiary and to any indebtedness or other liabilities of any such subsidiary senior to our claims. Consequently, the Notes will be structurally subordinated to all indebtedness and other liabilities (including trade payables) of our subsidiaries and any subsidiaries that we may in the future acquire or establish as financing vehicles or otherwise. As of June 30, 2023, our subsidiary, WhiteHorse Credit, had approximately $238.6 million in outstanding borrowings under our Credit Facility, which indebtedness is structurally senior to the Notes. In addition, our subsidiaries may incur substantial additional indebtedness in the future, all of which would be structurally senior to the Notes.

The Indenture under which the Notes will be issued contains limited protection for holders of the Notes.

The Indenture under which the Notes will be issued offers limited protection to holders of the Notes. The terms of the Indenture and the Notes do not restrict our or any of our subsidiaries’ ability to engage in, or otherwise be a party to, a variety of corporate transactions, circumstances or events that could have an adverse impact on your investment in the Notes. In particular, the terms of the Indenture and the Notes will not place any restrictions on our or our subsidiaries’ ability to:

●	issue securities or otherwise incur additional indebtedness or other obligations, including (1) any indebtedness or other obligations that would be equal in right of payment to the Notes, (2) any indebtedness or other obligations that would be secured and therefore rank effectively senior in right of payment to the Notes to the extent of the values of the assets securing such debt, (3) indebtedness or other obligations of ours that are guaranteed by one or more of our subsidiaries and which therefore would rank structurally senior to the Notes and (4) securities, indebtedness or other obligations issued or incurred by our subsidiaries that would be senior in right of payment to our equity interests in our subsidiaries and therefore would rank structurally senior in right of payment to the Notes with respect to the assets of our subsidiaries, in each case other than an incurrence of indebtedness or other obligation that would cause a violation of Section 18(a)(1)(A) of the 1940 Act, as modified by Section 61(a)(1) and (2) of the 1940 Act or any successor provisions, as such obligations may be amended or superseded, giving effect to any exemptive relief granted to us by the SEC;
●	pay dividends on, or purchase or redeem or make any payments in respect of, capital stock or other securities ranking junior in right of payment to the Notes;
●	sell assets (other than certain limited restrictions on our ability to consolidate, merge or sell all or substantially all of our assets);
●	enter into transactions with affiliates;
●	create liens (including liens on the shares of our subsidiaries) or enter into sale and leaseback transactions;
●	make investments; or
●	create restrictions on the payment of dividends or other amounts to us from our subsidiaries.

In addition, the Indenture will not require us to offer to purchase the Notes in connection with a change of control.

Furthermore, the terms of the Indenture and the Notes do not protect holders of the Notes in the event that we experience changes (including significant adverse changes) in our financial condition, results of operations or credit ratings, as they do not require that we or our subsidiaries adhere to any financial tests or ratios or specified levels of net worth, revenues, income, cash flow or liquidity, except as required under the 1940 Act.

Our ability to recapitalize, incur additional debt and take a number of other actions that are not limited by the terms of the Notes may have important consequences for you as a holder of the Notes, including negatively affecting the trading value of the Notes or making it more difficult for us to satisfy our obligations with respect to the Notes.

Certain of our current debt instruments include more protections for their holders than the Indenture and the Notes. In addition, we routinely finance our investments with borrowed money, and intend to continue to do so in the future by issuing both unsecured and secured debt in the ordinary course as a means of raising additional capital. Any additional debt we issue or incur in the future could contain more protections for its holders than the Indenture and the Notes, including additional covenants and events of default. The issuance or incurrence of any such debt with incremental protections could affect the market for and trading levels and prices of the Notes.

Our amount of debt outstanding may increase as a result of this offering. Our current indebtedness could adversely affect our business, financial condition and results of operations and our ability to meet our payment obligations under the Notes and our other debt.

The use of debt could have significant consequences on our future operations, including:

●	making it more difficult for us to meet our payment and other obligations under the Notes and our other outstanding debt;
●	resulting in an event of default if we fail to comply with the financial and other restrictive covenants contained in our financing arrangements, which event of default could result in substantially all of our debt becoming immediately due and payable;
●	reducing the availability of our cash flow to fund investments, acquisitions and other general corporate purposes, and limiting our ability to obtain additional financing for these purposes;
●	subjecting us to the risk of increased sensitivity to interest rate increases on our indebtedness with variable interest rates, including borrowings under our financing arrangements; and
●	limiting our flexibility in planning for, or reacting to, and increasing our vulnerability to, changes in our business, the industry in which we operate and the general economy.

Any of the above-listed factors could have an adverse effect on our business, financial condition and results of operations and our ability to meet our payment obligations under the Notes and our other debt.

Our ability to meet our payment and other obligations under our financing arrangements depends on our ability to generate significant cash flow in the future. This, to some extent, is subject to general economic, financial, competitive, legislative and regulatory factors as well as other factors that are beyond our control. We cannot assure you that our business will generate cash flow from operations, or that future borrowings will be available to us under our financing arrangements or otherwise, in an amount sufficient to enable us to meet our payment obligations under the Notes and our other debt and to fund other liquidity needs. If we are not able to generate sufficient cash flow to service our debt obligations, we may need to refinance or restructure our debt, including the Notes, sell assets, reduce or delay capital investments, or seek to raise additional capital. If we are unable to implement one or more of these alternatives, we may not be able to meet our payment obligations under the Notes and our other debt, including the obligation to repurchase the Notes at maturity.

The optional redemption provision may materially adversely affect your return on the Notes.

The Notes will be redeemable in whole or in part upon certain conditions at any time, or from time to time, at our option, as described in “Description of Our Notes.” We may choose to redeem the Notes at times when prevailing interest rates are lower than the interest rate paid on the Notes. In this circumstance, you may not be able to reinvest the redemption proceeds in a comparable security at an effective interest rate as high as the Notes being redeemed.

The trading market or market value of the Notes or any other publicly issued debt securities may fluctuate.

Our publicly issued debt securities, including the Notes, do not currently have an established trading market. We cannot assure you that a trading market for our publicly issued debt securities, including the Notes, will ever develop or be maintained if developed. In addition to our creditworthiness, many factors may materially adversely affect the trading market for, and market value of, our publicly issued debt securities, including the Notes. These factors include, but are not limited to, the following:

●	the time remaining to the maturity of these debt securities;
●	the outstanding principal amount of debt securities with terms identical to these debt securities;
●	the ratings assigned by national statistical ratings agencies, if any;
●	the general economic environment;
●	the supply of debt securities trading in the secondary market, if any;
●	the redemption or repayment features, if any, of these debt securities;
●	the level, direction and volatility of market interest rates generally; and
●	market rates of interest higher or lower than rates borne by the debt securities.

You should also be aware that there may be a limited number of buyers when you decide to sell your debt securities. This too may materially adversely affect the market value of our debt securities, including the Notes, or the trading market for these debt securities.

If a rating agency assigns the Notes a non-investment grade rating or the Notes are not rated, the Notes may be subject to greater price volatility than similar securities without such a rating. Below investment grade securities, which are often referred to as “junk” bonds, are viewed as speculative investments because of concerns with respect to the issuer’s capacity to pay interest and repay principal.

If a rating agency assigns the Notes a non-investment grade rating, the Notes may be subject to greater price volatility than securities of similar maturity without such a non-investment grade rating. Below investment grade securities, which are often referred to as “junk” bonds, are viewed as speculative investments because of concerns with respect to the issuer’s capacity to pay interest and repay principal. The underwriters may discontinue any market-making in the Notes at any time in their sole discretion. Accordingly, we cannot assure you that a liquid trading market will develop for the Notes, that you will be able to sell your Notes at a particular time or that the price you receive when you sell will be favorable. To the extent an active trading market does not develop, the liquidity and trading price for the Notes may be harmed. Accordingly, you may be required to bear the financial risk of an investment in the Notes for an indefinite period of time.

If we default on our obligations to pay our other indebtedness, we may not be able to make payments on the Notes.

Any default under the agreements governing our indebtedness, including a default under the Credit Facility, the 5.375% 2025 Notes, the 5.375% 2026 Notes, the 5.625% 2027 Notes, the 4.250% 2028 Notes, the 4.000% 2026 Notes or under other indebtedness to which we may be a party that is not waived by the required lenders or holders, and the remedies sought by the holders of such indebtedness could make us unable to pay principal, premium, if any, and interest on the Notes and substantially decrease the market value of the Notes.

If we are unable to generate sufficient cash flow and are otherwise unable to obtain funds necessary to meet required payments of principal, premium, if any, and interest on our indebtedness, or if we otherwise fail to comply with the various covenants, including financial and operating covenants, in the instruments governing our indebtedness, we could be in default under the terms of the agreements governing such indebtedness. In the event of such default, (1) the holders of such indebtedness could elect to declare all the funds borrowed thereunder to be due and payable, together with accrued and unpaid interest, (2) the lenders or holders under the Credit Facility, the 5.375% 2025 Notes, the 5.375% 2026 Notes, the 5.625% 2027 Notes, the 4.250% 2028 Notes, the 4.000% 2026

Notes or other debt we may incur in the future could elect to terminate their commitments, cease making further loans and institute foreclosure proceedings against our assets, and (3) we could be forced into bankruptcy or liquidation.

If our operating performance declines, we may in the future need to seek to obtain waivers from the required lenders or holders under the agreements relating to the Credit Facility, the 5.375% 2025 Notes, the 5.375% 2026 Notes, the 5.625% 2027 Notes, the 4.250% 2028 Notes, the 4.000% 2026 Notes or other debt that we may incur in the future to avoid being in default. If we breach our covenants under the Credit Facility, the 5.375% 2025 Notes, the 5.375% 2026 Notes, the 5.625% 2027 Notes, the 4.250% 2028 Notes, the 4.000% 2026 Notes or other debt and seek a waiver, we may not be able to obtain a waiver from the required lenders or holders. If this occurs, we would be in default and our lenders or holders could exercise their rights as described above, and we could be forced into bankruptcy or liquidation. If we are unable to repay debt, lenders having secured obligations, including the lenders under the Credit Facility, could proceed against the collateral securing such debt. Because the Credit Facility, the 5.375% 2025 Notes, the 5.375% 2026 Notes, the 5.625% 2027 Notes, the 4.250% 2028 Notes and the 4.000% 2026 Notes have, and any future debt will likely have, customary cross-default provisions, if the indebtedness thereunder or under any future credit facility is accelerated, we may be unable to repay or finance the amounts due.

We may choose to redeem the Notes when prevailing interest rates are relatively low.

On or after September 15, 2025, we may choose to redeem the Notes from time to time, especially when prevailing interest rates are lower than the interest rate borne by the Notes. If prevailing rates are lower at the time of redemption, you would not be able to reinvest the redemption proceeds in a comparable security at an effective interest rate as high as the interest rate on the Notes being redeemed.

A downgrade, suspension or withdrawal of a credit rating assigned by a rating agency to us or our unsecured debt or change in the debt markets could cause the liquidity or market value of the Notes to decline significantly.

Our credit ratings are an assessment by a rating agency of our ability to pay our debts when due. Consequently, real or anticipated changes in our credit ratings will generally affect the market value of the Notes. These credit ratings may not reflect the potential impact of risks relating to the structure or marketing of the Notes. Credit ratings are not a recommendation to buy, sell or hold any security, and may be revised or withdrawn at any time by the issuing organization in its sole discretion. Neither we nor any underwriter undertakes any obligation to maintain our credit ratings or to advise holders of the Notes of any changes in our credit ratings. There can be no assurance that our credit ratings will remain for any given period of time or that such credit ratings will not be lowered or withdrawn entirely by a rating agency if in its judgment future circumstances relating to the basis of the credit ratings, such as adverse changes in the Company, so warrant. An increase in the competitive environment, inability to cover distributions, or increase in leverage could lead to a downgrade in our credit ratings and limit our access to the debt and equity markets capability impairing our ability to grow the business. The conditions of the financial markets and prevailing interest rates have fluctuated in the past and are likely to fluctuate in the future, which could have an adverse effect on the market prices of the Notes.

FATCA withholding may apply to payments to certain foreign entities.

Payments made under the Notes to a foreign financial institution or non-financial foreign entity (including such an institution or entity acting as an intermediary) may be subject to a U.S. withholding tax of 30% under the Foreign Account Tax Compliance Act provisions of the Code, or FATCA. This tax may apply to certain payments of interest as well as (beginning on January 1, 2019) payments made upon maturity, redemption, or sale of the Notes, unless the foreign financial institution or non-financial foreign entity complies with certain information reporting, withholding, identification, certification and related requirements imposed by FATCA. Holders should consult their tax advisors regarding FATCA and how it may affect an investment in the Notes.

RISK FACTORS

Investing in our securities involves a high degree of risk. Before deciding whether to invest in our securities, you should carefully consider the risks and uncertainties described in the section titled “Risk Factors” in the applicable prospectus supplement and any related free writing prospectus, and discussed in the section titled “Risk Factors” incorporated by reference in our Annual Report on Form 10-K for the fiscal year ended December 31, 2021, filed with the SEC on March 4, 2022, as amended by our Annual Report on Form 10-K/A, filed with the SEC on March 31, 2022, or our then most recent Annual Report on Form 10-K, in our Quarterly Report on Form 10-Q for the fiscal quarter ended March 31, 2022, filed with the SEC on May 10, 2022, and any subsequent Quarterly Reports on Form 10-Q or Current Reports on Form 8-K we file after the date of this prospectus, and all other information contained or incorporated by reference into this prospectus, as updated by our subsequent filings under the Exchange Act and the risk factors and other information contained in any prospectus supplement and any free writing prospectus before acquiring any of such securities and before making an investment in our securities. The risks described in these documents are not the only risks we face. Additional risks and uncertainties that we are unaware of, or that we currently believe are not material, may also become important factors that adversely affect our business. Past financial performance may not be a reliable indicator of future performance, and historical trends should not be used to anticipate results or trends in future periods. If any of these risks actually occurs, our business, reputation, financial condition, results of operations, revenue, and future prospects could be materially and adversely affected. In such a case, the NAV of our common stock and the trading price of our securities could decline, and you may lose all or part of your investment. Please also read carefully the section titled “Special Note Regarding Forward-Looking Statements.”

Share Price [Table Text Block]

Our common stock began trading on December 5, 2012 and is currently traded on the Nasdaq Global Select Market under the symbol “WHF.” As of June 6, 2022, we had 12 stockholders of record, which did not include stockholders for whom shares are held in nominee or “street” name. The following table sets forth, for each fiscal quarter since January 1, 2020, the NAV per share of our common stock, the high and low closing sales price for our common stock, such closing sales price as a premium or discount to our NAV per share and quarterly distributions declared per share.

					Premium
					(Discount) of	(Discount) of	Distributions
			Closing Sales Price		High Sales	Low Sales Price	Declared Per
Period	NAV(1)		High	Low	Price to NAV(2)	to NAV(2)	Share(3)
Fiscal year ending December 31, 2022
Third Quarter (through July 26, 2022)	$	*	$13.97	$13.24	* %	* %	$ *
Second Quarter		*	15.49	12.52	*	*	0.355
First Quarter		14.99	15.55	14.80	3.7	(1.3)	0.355
Fiscal year ended December 31, 2021
Fourth Quarter		$15.10	$16.22	$14.61	7.4%	(3.2)%	$0.490
Third Quarter		15.46	16.02	14.90	3.6	(3.6)	0.355
Second Quarter		15.42	16.72	14.60	8.4	(5.3)	0.355
First Quarter		15.27	16.08	13.10	5.3	(14.2)	0.355
Fiscal year ended December 31, 2020
Fourth Quarter		$15.22	$14.37	$9.90	(5.6)%	(35.0)%	$0.480
Third Quarter		15.31	10.98	9.18	(28.3)	(40.0)	0.355
Second Quarter		14.61	11.69	6.15	(20.0)	(57.9)	0.355
First Quarter		13.86	14.30	6.08	3.2	(56.1)	0.355
(1)	NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAV shown is based on outstanding shares at the end of the period.
(2)	Calculated as of the respective high or low closing sales price divided by the quarter end NAV.
(3)	Unless otherwise noted, the distributions were declared from net investment income and long-term capital gains and did not include a return of capital.
*	Not determinable at the time of filing.

The last reported price for our common stock on July 26, 2022 was $13.90 per share.

Shares of business development companies may trade at a market price both above and below the NAV that is attributable to those shares. Our shares have historically traded above and below our NAV. The possibility that our shares of common stock will trade at a discount from NAV or at a premium that is unsustainable over the long term is separate and distinct from the risk that our NAV will decrease. It is not possible to predict whether our shares will trade at, above or below our NAV in the future.

Lowest Price or Bid							$ 13.24	$ 12.52	$ 14.80	$ 14.61	$ 14.90	$ 14.60	$ 13.10	$ 9.90	$ 9.18	$ 6.15	$ 6.08
Highest Price or Bid							$ 13.97	$ 15.49	$ 15.55	$ 16.22	$ 16.02	$ 16.72	$ 16.08	$ 14.37	$ 10.98	$ 11.69	$ 14.30
Highest Price or Bid, Premium (Discount) to NAV [Percent]									3.70%	7.40%	3.60%	8.40%	5.30%	(5.60%)	(28.30%)	(20.00%)	3.20%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]									(1.30%)	(3.20%)	(3.60%)	(5.30%)	(14.20%)	(35.00%)	(40.00%)	(57.90%)	(56.10%)
Latest Share Price					$ 13.90
Latest NAV									$ 14.99	$ 15.10	$ 15.46	$ 15.42	$ 15.27	$ 15.22	$ 15.31	$ 14.61	$ 13.86	$ 14.99
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF OUR CAPITAL STOCK

The following description is based on relevant portions of the DGCL and on our certificate of incorporation and bylaws. This summary is not necessarily complete, and we refer you to the DGCL and our certificate of incorporation and bylaws for a more detailed description of the provisions summarized below. We urge you to read the applicable prospectus supplement and any free writing prospectus that we may authorize to be provided to you related to any shares of our capital stock being offered.

Capital Stock

Our authorized stock consists of 100,000,000 shares of common stock, par value $0.001 per share, and 1,000,000 shares of preferred stock, par value $0.001 per share. Our common stock is traded on the Nasdaq Global Select Market under the ticker symbol “WHF.” There are no outstanding options or warrants to purchase our stock. No stock has been authorized for issuance under any equity compensation plans. Under Delaware law, our stockholders generally are not personally liable for our debts or obligations.

The following are our outstanding classes of securities as of June 6, 2022:

		(3)	(4)
		Amount	Amount
		Held	Outstanding Exclusive of
	(2)	By us or	Amounts
(1)	Amount	for	Shown
Title of Class	Authorized	Our Account	Under (3)
Common Stock	100,000,000	—	23,243,088
Preferred Stock	1,000,000	—	—

All shares of our common stock have equal rights as to earnings, assets, dividends and other distributions and voting and, when they are issued, will be duly authorized, validly issued, fully paid and nonassessable. Distributions may be paid to the holders of our common stock if, as and when authorized by our board of directors and declared by us out of funds legally available therefrom. Shares of our common stock have no preemptive, exchange, conversion or redemption rights and are freely transferable, except when their transfer is restricted by U.S. federal and state securities laws or by contract. In the event of our liquidation, dissolution or winding up, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time. Each share of our common stock is entitled to one vote on all matters submitted to a vote of stockholders, including the election of directors. Except as provided with respect to any other class or series of stock, the holders of our common stock will possess exclusive voting power. There is no cumulative voting in the election of directors, which means that holders of a majority of the outstanding shares of common stock can elect all of our directors, and holders of less than a majority of such shares will not be able to elect any directors.

Security Obligations of Ownership [Text Block]	There are no outstanding options or warrants to purchase our stock. No stock has been authorized for issuance under any equity compensation plans. Under Delaware law, our stockholders generally are not personally liable for our debts or obligations.
Long Term Debt [Table Text Block]

DESCRIPTION OF OUR DEBT SECURITIES

We may issue additional debt securities in one or more series. The specific terms of each series of debt securities will be described in the particular prospectus supplement relating to that series. The prospectus supplement may or may not modify the general terms found in this prospectus and will be filed with the SEC. For a complete description of the terms of and any free writing prospectus authorized by us a particular series of debt securities, you should read this prospectus and the prospectus supplement relating to that particular series.

As required by federal law for all bonds and notes of companies that are publicly offered, the debt securities are governed by a document called an “indenture.” An indenture is a contract between us and American Stock Transfer & Trust Company, LLC, a financial institution acting as trustee on your behalf, and is subject to and governed by the Trust Indenture Act of 1939, as amended. The trustee has two main roles. First, the trustee can enforce your rights against us if we default. There are some limitations on the extent to which the trustee acts on your behalf, described in the second paragraph under “— Events of Default —  Remedies if an Event of Default Occurs.” Second, the trustee performs certain administrative duties for us.

Because this section is a summary, it does not describe every aspect of the debt securities and the indenture. We urge you to read the indenture because it, and not this description, defines your rights as a holder of debt securities. For example, in this section, we use capitalized words to signify terms that are specifically defined in the indenture. We have filed the form of the indenture with the SEC. See “Additional Information” for information on how to obtain a copy of the indenture.

A prospectus supplement, which will accompany this prospectus, will describe the particular terms of any series of debt securities being offered, including the following:

●	the designation or title of the series of debt securities;
●	the total principal amount of the series of debt securities;
●	the percentage of the principal amount at which the series of debt securities will be offered;
●	the date or dates on which principal will be payable;
●	the rate or rates (which may be either fixed or variable) and/or the method of determining such rate or rates of interest, if any;
●	the date or dates from which any interest will accrue, or the method of determining such date or dates, and the date or dates on which any interest will be payable;
●	the terms for redemption, extension or early repayment, if any;
●	the currencies in which the series of debt securities are issued and payable;
●	whether the amount of payments of principal, premium or interest, if any, on a series of debt securities will be determined with reference to an index, formula or other method (which could be based on one or more currencies, commodities, equity indices or other indices) and how these amounts will be determined;
●	the place or places, if any, other than or in addition to the City of New York, of payment, transfer, conversion and/or exchange of the debt securities;
●	the denominations in which the offered debt securities will be issued;
●	the provision for any sinking fund;
●	any restrictive covenants;
●	any Events of Default (as defined below);
●	whether the series of debt securities are issuable in certificated form;
●	any provisions for defeasance or covenant defeasance;
●	if applicable, U.S. federal income tax considerations relating to original issue discount;
●	whether and under what circumstances we will pay additional amounts in respect of any tax, assessment or governmental charge and, if so, whether we will have the option to redeem the debt securities rather than pay the additional amounts (and the terms of this option);
●	any provisions for convertibility or exchangeability of the debt securities into or for any other securities;
●	whether the debt securities are subject to subordination and the terms of such subordination;
●	the listing, if any, on a securities exchange; and
●	any other terms.

The debt securities may be secured or unsecured obligations. Unless the prospectus supplement states otherwise, principal (and premium, if any) and interest, if any, will be paid by us in immediately available funds.

We are permitted, under specified conditions, to issue multiple classes of indebtedness if our asset coverage, as defined in the 1940 Act, after each such issuance is at least equal to 150%, subject to certain disclosure requirements. In addition, while any indebtedness and other senior securities remain outstanding, we must make provisions to prohibit any distribution to our stockholders or the repurchase of such securities or shares unless we meet the applicable asset coverage ratios at the time of the distribution or repurchase. We may also borrow amounts up to 5% of the value of our total assets for temporary or emergency purposes without regard to asset coverage. For a discussion of the risks associated with leverage, see “Risk Factors” in our annual, quarterly and other reports filed with the SEC from time to time.

General

The indenture provides that any debt securities proposed to be sold under this prospectus and the attached prospectus supplement, or offered debt securities, and any debt securities issuable upon the exercise of warrants or upon conversion or exchange of other offered securities, or underlying debt securities, may be issued under the indenture in one or more series.

For purposes of this prospectus, any reference to the payment of principal of or premium or interest, if any, on debt securities will include additional amounts if required by the terms of the debt securities.

The indenture does not limit the amount of debt securities that may be issued thereunder from time to time. Debt securities issued under the indenture, when a single trustee is acting for all debt securities issued under the indenture, are called the “indenture securities.” The indenture also provides that there may be more than one trustee thereunder, each with respect to one or more different series of indenture securities. See “Resignation of Trustee” section below. At a time when two or more trustees are acting under the indenture, each with respect to only certain series, the term “indenture securities” means the one or more series of debt securities with respect to which each respective trustee is acting. In the event that there is more than one trustee under the indenture, the powers and trust obligations of each trustee described in this prospectus will extend only to the one or more series of indenture securities for which it is trustee. If two or more trustees are acting under the indenture, then the indenture securities for which each trustee is acting would be treated as if issued under separate indentures.

We refer you to the prospectus supplement or any free writing prospectus authorized by us relating to the offering of dept securities for information with respect to any deletions from, modifications of or additions to the Events of Default or our covenants that are described below, including any addition of a covenant or other provision providing event risk or similar protection.

We have the ability to issue indenture securities with terms different from those of indenture securities previously issued and, without the consent of the holders thereof, to reopen a previous issue of a series of indenture securities and issue additional indenture securities of that series unless the reopening was restricted when that series was created.

We expect that we will issue debt securities in book-entry only form represented by global securities.

If any debt securities are convertible into shares of our common stock, the exercise price for such conversion will not be less than the NAV per share at the time of issuance of such debt securities (unless the majority of our board of directors determines that a lower exercise price is in the best interests of us and the stockholders, a majority of our stockholders (including stockholders who are not affiliated persons of us) have approved an issuance of common stock below the then-current NAV per share in the 12 months preceding the issuance and the exercise price closely approximates the market value of our common stock at the time the debt securities are issued).

Conversion and Exchange

If any debt securities are convertible into or exchangeable for other securities, the prospectus supplement or applicable free writing prospectus authorized by us will explain the terms and conditions of the conversion or exchange, including the conversion price or exchange ratio (or the calculation method), the conversion or exchange period (or how the period will be determined), if conversion or exchange will be mandatory or at the option of the holder or us, provisions for adjusting the conversion price or the exchange ratio and provisions affecting conversion or exchange in the event of the redemption of the underlying debt securities. These terms may also include provisions under which the number or amount of other securities to be received by the holders of the debt securities upon conversion or exchange would be calculated according to the market price of the other securities as of a time stated in the prospectus supplement or applicable free writing prospectus authorized by us.

Payment and Paying Agents

We will pay interest to the person listed in the applicable trustee’s records as the owner of the debt security at the close of business on the record date, even if that person no longer owns the debt security on the interest due date. Because we will pay all the interest for an interest period to the holders on the record date, holders buying and selling debt securities must work out between themselves the appropriate purchase price. The most common manner is to adjust the sales price of the debt securities to prorate interest fairly between buyer and seller based on their respective ownership periods within the particular interest period. This prorated interest amount is called “accrued interest.”

Payments on Global Securities

We will make payments on a global security in accordance with the applicable policies of the depositary as in effect from time to time. Under those policies, we will make payments directly to the depositary, or its nominee, and not to any indirect holders who own beneficial interests in the global security. An indirect holder’s right to those payments will be governed by the rules and practices of the depositary and its participants.

Payments on Certificated Securities

We will make payments on a certificated debt security as follows. We will pay interest that is due on an interest payment date by check mailed on the interest payment date to the holder at his or her address shown on the trustee’s records as of the close of business on the regular record date. We will make all payments of principal and premium, if any, by check at the office of the applicable trustee in New York, New York and/or at other offices that may be specified in the prospectus supplement or applicable free writing prospectus authorized by us or in a notice to holders against surrender of the debt security.

Alternatively, if the holder asks us to do so, we will pay any amount that becomes due on the debt security by wire transfer of immediately available funds to an account at a bank in New York City, on the due date. To request payment by wire, the holder must give the applicable trustee or other paying agent appropriate transfer instructions at least 15 business days before the requested wire payment is due. In the case of any interest payment due on an interest payment date, the instructions must be given by the person who is the holder on the relevant regular record date. Any wire instructions, once properly given, will remain in effect unless and until new instructions are given in the manner described above.

Payment when Offices are Closed

If any payment is due on a debt security on a day that is not a business day, we will make the payment on the next day that is a business day. Payments made on the next business day in this situation will be treated under the indenture as if they were made on the original due date, except as otherwise indicated in the prospectus supplement or any free writing prospectus authorized by us. Such payment will not result in a default under any debt security or the indenture, and no interest will accrue on the payment amount from the original due date to the next day that is a business day.

Book-entry and other indirect holders should consult their banks or brokers for information on how they will receive payments on their debt securities.

Events of Default

You will have rights if an Event of Default occurs in respect of the debt securities of your series and is not cured, as described later in this subsection.

The term “Event of Default” in respect of the debt securities of your series means any of the following (unless the prospectus supplement or any free writing prospectus authorized by us relating to such debt securities states otherwise):

●	we do not pay the principal of, or any premium on, a debt security of the series on its due date, and do not cure this default within five days;
●	we do not pay interest on a debt security of the series when due, and such default is not cured within 30 days;
●	we do not deposit any sinking fund payment in respect of debt securities of the series on its due date, and do not cure this default within five days;
●	we remain in breach of a covenant in respect of debt securities of the series for 60 days after we receive a written notice of default stating we are in breach. The notice must be sent by either the trustee or holders of at least 25% of the principal amount of debt securities of the series;
●	we file for bankruptcy or certain other events of bankruptcy, insolvency or reorganization occur and remain undischarged or unstayed for a period of 60 days;
●	on the last business day of each of 24 consecutive calendar months, we have an asset coverage of less than 100%; and
●	any other Event of Default in respect of debt securities of the series described in the applicable prospectus supplement occurs.

An Event of Default for a particular series of debt securities does not necessarily constitute an Event of Default for any other series of debt securities issued under the same or any other indenture. The trustee may withhold notice to the holders of debt securities of any default, except in the payment of principal, premium or interest or in the payment of any sinking or purchase fund installment, if it considers the withholding of notice to be in the best interests of the holders.

Remedies if an Event of Default Occurs

If an Event of Default has occurred and has not been cured, the trustee or the holders of at least 25% in principal amount of the debt securities of the affected series may declare the entire principal amount of all the debt securities of that series to be due and immediately payable. This is called a declaration of acceleration of maturity. In certain circumstances, a declaration of acceleration of maturity may be canceled by the holders of a majority in principal amount of the debt securities of the affected series.

The trustee is not required to take any action under the indenture at the request of any holders unless the holders offer the trustee reasonable protection from expenses and liability (called an “indemnity”). If reasonable indemnity is provided, the holders of a majority in principal amount of the outstanding debt securities of the relevant series may direct the time, method and place of conducting any lawsuit or other formal legal action seeking any remedy available to the trustee. The trustee may refuse to follow those directions in certain circumstances. No delay or omission in exercising any right or remedy will be treated as a waiver of that right, remedy or Event of Default.

Before you are allowed to bypass your trustee and bring your own lawsuit or other formal legal action or take other steps to enforce your rights or protect your interests relating to the debt securities, the following must occur:

●	the holder must give your trustee written notice that an Event of Default has occurred and remains uncured;
●	the holders of at least 25% in principal amount of all outstanding debt securities of the relevant series must make a written request that the trustee take action because of the default and must offer reasonable indemnity to the trustee against the cost and other liabilities of taking that action;
●	the trustee must not have taken action for 60 days after receipt of the above notice and offer of indemnity; and
●	the holders of a majority in principal amount of the debt securities must not have given the trustee a direction inconsistent with the above notice during that 60 day period.

However, you are entitled at any time to bring a lawsuit for the payment of money due on your debt securities on or after the due date.

Holders of a majority in principal amount of the debt securities of the affected series may waive any past defaults other than:

●	the payment of principal, any premium or interest; or
●	in respect of a covenant that cannot be modified or amended without the consent of each holder.

Book-entry and other indirect holders should consult their banks or brokers for information on how to give notice or direction to or make a request of the trustee and how to declare or cancel an acceleration of maturity.

Each year, we will furnish to each trustee a written statement of certain of our officers certifying that to their knowledge we are in compliance with the indenture and the debt securities, or else specifying any default.

Merger or Consolidation

Under the terms of the indenture, we are generally permitted to consolidate or merge with another entity. We may also be permitted to sell all or substantially all of our assets to another entity. However, unless the prospectus supplement or applicable free writing prospectus authorized by us relating to certain debt securities states otherwise, we may not take any of these actions unless all the following conditions are met:

●	where we merge out of existence or sell our assets, the resulting entity must agree to be legally responsible for our obligations under the debt securities;
●	immediately after giving effect to such transaction, no Default or Event of Default shall have happened and be continuing;
●	we must deliver certain certificates and documents to the trustee; and
●	we must satisfy any other requirements specified in the prospectus supplement relating to a particular series of debt securities.

Modification or Waiver

There are three types of changes we can make to the indenture and the debt securities issued thereunder.

Changes Requiring Approval

First, there are changes that we cannot make to debt securities without specific approval of all of the holders. The following is a list of those types of changes:

●	change the stated maturity of the principal of or interest on a debt security;
●	reduce any amounts due on a debt security;
●	reduce the amount of principal payable upon acceleration of the maturity of a security following a default;
●	adversely affect any right of repayment at the holder’s option;
●	change the place (except as otherwise described in the prospectus or prospectus supplement) or currency of payment on a debt security;
●	impair your right to sue for payment;
●	adversely affect any right to convert or exchange a debt security in accordance with its terms;
●	modify the subordination provisions in the indenture in a manner that is adverse to holders of the debt securities;
●	reduce the percentage of holders of debt securities whose consent is needed to modify or amend the indenture;
●	reduce the percentage of holders of debt securities whose consent is needed to waive compliance with certain provisions of the indenture or to waive certain defaults;
●	modify any other aspect of the provisions of the indenture dealing with supplemental indentures, modification and waiver of past defaults, changes to the quorum or voting requirements or the waiver of certain covenants; and
●	change any obligation we have to pay additional amounts.

Changes Not Requiring Approval

The second type of change does not require any vote by the holders of the debt securities. This type is limited to clarifications and certain other changes that would not adversely affect holders of the outstanding debt securities in any material respect. We also do not need any approval to make any change that affects only debt securities to be issued under the indenture after the change takes effect.

Changes Requiring Majority Approval

Any other change to the indenture and the debt securities would require the following approval:

●	if the change affects only one series of debt securities, it must be approved by the holders of a majority in principal amount of that series; and
●	if the change affects more than one series of debt securities issued under the same indenture, it must be approved by the holders of a majority in principal amount of all of the series affected by the change, with all affected series voting together as one class for this purpose.

The holders of a majority in principal amount of all of the series of debt securities issued under an indenture, voting together as one class for this purpose, may waive our compliance with some of our covenants in that indenture. However, we cannot obtain a waiver of a payment default or of any of the matters covered by the bullet points included above under “— Changes Requiring Approval.”

Further Details Concerning Voting

When taking a vote, we will use the following rules to decide how much principal to attribute to a debt security:

●	for original issue discount securities, we will use the principal amount that would be due and payable on the voting date if the maturity of these debt securities were accelerated to that date because of a default;
●	for debt securities whose principal amount is not known (for example, because it is based on an index), we will use a special rule for that debt security described in the prospectus supplement; and
●	for debt securities denominated in one or more foreign currencies, we will use the U.S. dollar equivalent.

Debt securities will not be considered outstanding, and therefore not eligible to vote, if we have deposited or set aside in trust money for their payment or redemption. Debt securities will also not be eligible to vote if they have been fully defeased as described later under “Defeasance — Full Defeasance.”

We will generally be entitled to set any day as a record date for the purpose of determining the holders of outstanding indenture securities that are entitled to vote or take other action under the indenture. If we set a record date for a vote or other action to be taken by holders of one or more series, that vote or action may be taken only by persons who are holders of outstanding indenture securities of those series on the record date and must be taken within eleven months following the record date.

Book-entry and other indirect holders should consult their banks or brokers for information on how approval may be granted or denied if we seek to change the indenture or the debt securities or request a waiver.

Defeasance

The following provisions will be applicable to each series of debt securities unless we state in the applicable prospectus supplement that the provisions of covenant defeasance and full defeasance will not be applicable to that series.

Covenant Defeasance

Under current U.S. federal tax law, we can make the deposit described below and be released from some of the restrictive covenants in the indenture under which the particular series was issued. This is called “covenant defeasance.” In that event, you would lose the protection of those restrictive covenants but would gain the protection of having money and government securities set aside in trust to repay your debt securities. If applicable, you also would be released from the subordination provisions as described under the “Indenture Provisions — Subordination” section below. In order to achieve covenant defeasance, we must do the following:

●	if the debt securities of the particular series are denominated in U.S. dollars, we must deposit in trust for the benefit of all holders of such debt securities a combination of money and U.S. government or U.S. government agency notes or bonds that will generate enough cash to make interest, principal and any other payments on the debt securities on their various due dates;
●	we must deliver to the trustee a legal opinion of our counsel confirming that, under current U.S. federal income tax law, we may make the above deposit without causing you to be taxed on the debt securities any differently than if we did not make the deposit and just repaid the debt securities ourselves at maturity; and
●	we must deliver to the trustee a legal opinion of our counsel stating that the above deposit does not require registration by us under the 1940 Act, as amended, and a legal opinion and officers’ certificate stating that all conditions precedent to covenant defeasance have been complied with.

If we accomplish covenant defeasance, you can still look to us for repayment of the debt securities if there were a shortfall in the trust deposit or the trustee is prevented from making payment. For example, if one of the remaining Events of Default occurred (such as our bankruptcy) and the debt securities became immediately due and payable, there might be a shortfall. Depending on the event causing the default, you may not be able to obtain payment of the shortfall.

Full Defeasance

If there is a change in U.S. federal tax law, as described below, we can legally release ourselves from all payment and other obligations on the debt securities of a particular series (called “full defeasance”) if we put in place the following other arrangements for you to be repaid:

●	if the debt securities of the particular series are denominated in U.S. dollars, we must deposit in trust for the benefit of all holders of such debt securities a combination of money and U.S. government or U.S. government agency notes or bonds that will generate enough cash to make interest, principal and any other payments on the debt securities on their various due dates.
●	we must deliver to the trustee a legal opinion confirming that there has been a change in current U.S. federal tax law or an Internal Revenue Service, or IRS, ruling that allows us to make the above deposit without causing you to be taxed on the debt securities any differently than if we did not make the deposit and just repaid the debt securities ourselves at maturity. Under current U.S. federal tax law, the deposit and our legal release from the debt securities would be treated as though we paid you your share of the cash and notes or bonds at the time the cash and notes or bonds were deposited in trust in exchange for your debt securities and you would recognize gain or loss on the debt securities at the time of the deposit; and
●	we must deliver to the trustee a legal opinion of our counsel stating that the above deposit does not require registration by us under the 1940 Act, as amended, and a legal opinion and officers’ certificate stating that all conditions precedent to defeasance have been complied with.

If we ever did accomplish full defeasance, as described above, you would have to rely solely on the trust deposit for repayment of the debt securities. You could not look to us for repayment in the unlikely event of any shortfall. Conversely, the trust deposit would most likely be protected from claims of our lenders and other creditors if we ever became bankrupt or insolvent. If applicable, you would also be released from the subordination provisions described later under “Indenture Provisions — Subordination.”

Form, Exchange and Transfer of Certificated Registered Securities

Holders may exchange their certificated securities, if any, for debt securities of smaller denominations or combined into fewer debt securities of larger denominations, as long as the total principal amount is not changed.

Holders may exchange or transfer their certificated securities, if any, at the office of their trustee. We have appointed the trustee to act as our agent for registering debt securities in the names of holders transferring debt securities. We may appoint another entity to perform these functions or perform them ourselves.

Holders will not be required to pay a service charge to transfer or exchange their certificated securities, if any, but they may be required to pay any tax or other governmental charge associated with the transfer or exchange. The transfer or exchange will be made only if our transfer agent is satisfied with the holder’s proof of legal ownership.

If we have designated additional transfer agents for your debt security, they will be named in your prospectus supplement. We may appoint additional transfer agents or cancel the appointment of any particular transfer agent. We may also approve a change in the office through which any transfer agent acts.

If any certificated securities of a particular series are redeemable and we redeem less than all the debt securities of that series, we may block the transfer or exchange of those debt securities during the period beginning 15 days before the day we mail the notice of redemption and ending on the day of that mailing, in order to freeze the list of holders to prepare the mailing. We may also refuse to register transfers or exchanges of any certificated securities selected for redemption, except that we will continue to permit transfers and exchanges of the unredeemed portion of any debt security that will be partially redeemed.

Resignation of Trustee

Each trustee may resign or be removed with respect to one or more series of indenture securities provided that a successor trustee is appointed to act with respect to these series. In the event that two or more persons are acting as trustee with respect to different series of indenture securities under the indenture, each of the trustees will be a trustee of a trust separate and apart from the trust administered by any other trustee.

Indenture Provisions — Subordination

Upon any distribution of our assets upon our dissolution, winding up, liquidation or reorganization, the payment of the principal of (and premium, if any) and interest, if any, on any indenture securities denominated as subordinated debt securities is to be subordinated to the extent provided in the indenture in right of payment to the prior payment in full of all Senior Indebtedness (as defined below), but our obligation to you to make payment of the principal of (and premium, if any) and interest, if any, on such subordinated debt securities will not otherwise be affected. In addition, no payment on account of principal (or premium, if any), sinking fund or interest, if any, may be made on such subordinated debt securities at any time unless full payment of all amounts due in respect of the principal (and premium, if any), sinking fund and interest on Senior Indebtedness has been made or duly provided for in money or money’s worth.

In the event that, notwithstanding the foregoing, any payment by us is received by the trustee in respect of subordinated debt securities or by the holders of any of such subordinated debt securities before all Senior Indebtedness is paid in full, the payment or distribution must be paid over to the holders of the Senior Indebtedness or on their behalf for application to the payment of all the Senior Indebtedness remaining unpaid until all the Senior Indebtedness has been paid in full, after giving effect to any concurrent payment or distribution to the holders of the Senior Indebtedness. Subject to the payment in full of all Senior Indebtedness upon this distribution by us, the holders of such subordinated debt securities will be subrogated to the rights of the holders of the Senior Indebtedness to the extent of payments made to the holders of the Senior Indebtedness out of the distributive share of such subordinated debt securities.

By reason of this subordination, in the event of a distribution of our assets upon our insolvency, certain of our senior creditors may recover more, ratably, than holders of any subordinated debt securities. The indenture provides that these subordination provisions will not apply to money and securities held in trust under the defeasance provisions of the indenture.

Senior Indebtedness is defined in the indenture as the principal of (and premium, if any) and unpaid interest on:

●	our indebtedness (including indebtedness of others guaranteed by us), whenever created, incurred, assumed or guaranteed, for money borrowed (other than indenture securities issued under the indenture and denominated as subordinated debt securities), unless in the instrument creating or evidencing the same or under which the same is outstanding it is provided that this indebtedness is not senior or prior in right of payment to the subordinated debt securities; and
●	renewals, extensions, modifications and refinancings of any of this indebtedness.

If this prospectus is being delivered in connection with the offering of a series of indenture securities denominated as subordinated debt securities, the accompanying prospectus supplement will set forth the approximate amount of our Senior Indebtedness outstanding as of a recent date.

The Trustee under the Indenture

American Stock Transfer & Trust Company, LLC will serve as the trustee under the indenture.

Certain Considerations Relating to Foreign Currencies

Debt securities denominated or payable in foreign currencies may entail significant risks. These risks include the possibility of significant fluctuations in the foreign currency markets, the imposition or modification of foreign exchange controls and potential illiquidity in the secondary market. These risks will vary depending upon the currency or currencies involved and will be more fully described in the applicable prospectus supplement or free writing prospectus authorized by us.

Book-Entry Debt Securities

The Depository Trust Company, or DTC, will act as securities depository for the debt securities. The debt securities will be issued as fully registered securities registered in the name of Cede & Co. (DTC’s partnership nominee) or such other name as may be requested by an authorized representative of DTC. One fully registered certificate will be issued for the debt securities, in the aggregate principal amount of such issue, and will be deposited with DTC.

DTC is a limited-purpose trust company organized under the New York Banking Law, a “banking organization” within the meaning of the New York Banking Law, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code, and a “clearing agency” registered pursuant to the provisions of Section 17A of the Exchange Act. DTC holds and provides asset servicing for over 3.5 million issuers of U.S. and non-U.S. equity, corporate and municipal debt issues, and money market instruments from over 100 countries that DTC’s participants, or Direct Participants, deposit with DTC. DTC also facilitates the post-trade settlement among Direct Participants of sales and other securities transactions in deposited securities through electronic computerized book-entry transfers and pledges between Direct Participants’ accounts. This eliminates the need for physical movement of securities certificates. Direct Participants include both U.S. and non-U.S. securities brokers and dealers, banks, trust companies, clearing corporations, and certain other organizations. DTC is a wholly-owned subsidiary of The Depository Trust & Clearing Corporation, or DTCC.

DTCC is the holding company for DTC, National Securities Clearing Corporation and Fixed Income Clearing Corporation, all of which are registered clearing agencies. DTCC is owned by the users of its regulated subsidiaries. Access to the DTC system is also available to others such as both U.S. and non-U.S. securities brokers and dealers, banks, trust companies and clearing corporations that clear through or maintain a custodial relationship with a Direct Participant, either directly or indirectly, or Indirect Participants. DTC has Standard & Poor’s rating: AA+. The DTC Rules applicable to its participants are on file with the SEC. More information about DTC can be found at www.dtcc.com.

Purchases of debt securities under the DTC system must be made by or through Direct Participants, which will receive a credit for the debt securities on DTC’s records. The ownership interest of each actual purchaser of each security, or the Beneficial Owner, is in turn to be recorded on the Direct and Indirect Participants’ records. Beneficial Owners will not receive written confirmation from DTC of their purchase. Beneficial Owners are, however, expected to receive written confirmations providing details of the transaction, as well as periodic statements of their holdings, from the Direct or Indirect Participant through which the Beneficial Owner entered into the transaction. Transfers of ownership interests in the debt securities are to be accomplished by entries made on the books of Direct and Indirect Participants acting on behalf of Beneficial Owners. Beneficial Owners will not receive certificates representing their ownership interests in debt securities, except in the event that use of the book-entry system for the debt securities is discontinued.

To facilitate subsequent transfers, all debt securities deposited by Direct Participants with DTC are registered in the name of DTC’s partnership nominee, Cede & Co. or such other name as may be requested by an authorized representative of DTC. The deposit of debt securities with DTC and their registration in the name of Cede & Co. or such other DTC nominee do not effect any change in beneficial ownership. DTC has no knowledge of the actual Beneficial Owners of the debt securities; DTC’s records reflect only the identity of the Direct Participants to whose accounts such debt securities are credited, which may or may not be the Beneficial Owners. The Direct and Indirect Participants will remain responsible for keeping account of their holdings on behalf of their customers.

Conveyance of notices and other communications by DTC to Direct Participants, by Direct Participants to Indirect Participants, and by Direct Participants and Indirect Participants to Beneficial Owners will be governed by arrangements among them, subject to any statutory or regulatory requirements as may be in effect from time to time.

Redemption notices shall be sent to DTC. If less than all of the debt securities within an issue are being redeemed, DTC’s practice is to determine by lot the amount of the interest of each Direct Participant in such issue to be redeemed.

Neither DTC nor Cede & Co. (nor such other DTC nominee) will consent or vote with respect to the debt securities unless authorized by a Direct Participant in accordance with DTC’s Procedures. Under its usual procedures, DTC mails an Omnibus Proxy to us as soon as possible after the record date. The Omnibus Proxy assigns Cede & Co.’s consenting or voting rights to those Direct

Participants to whose accounts the debt securities are credited on the record date (identified in a listing attached to the Omnibus Proxy).

Redemption proceeds, distributions, and dividend payments on the debt securities will be made to Cede & Co., or such other nominee as may be requested by an authorized representative of DTC. DTC’s practice is to credit Direct Participants’ accounts upon DTC’s receipt of funds and corresponding detail information from us or the trustee on the payment date in accordance with their respective holdings shown on DTC’s records. Payments by Participants to Beneficial Owners will be governed by standing instructions and customary practices, as is the case with securities held for the accounts of customers in bearer form or registered in “street name,” and will be the responsibility of such Participant and not of DTC nor its nominee, the trustee, or us, subject to any statutory or regulatory requirements as may be in effect from time to time. Payment of redemption proceeds, distributions, and dividend payments to Cede & Co. (or such other nominee as may be requested by an authorized representative of DTC) is the responsibility of us or the trustee, but disbursement of such payments to Direct Participants will be the responsibility of DTC, and disbursement of such payments to the Beneficial Owners will be the responsibility of Direct and Indirect Participants.

DTC may discontinue providing its services as securities depository with respect to the debt securities at any time by giving reasonable notice to us or to the trustee. Under such circumstances, in the event that a successor securities depository is not obtained, certificates are required to be printed and delivered. We may decide to discontinue use of the system of book-entry-only transfers through DTC (or a successor securities depository). In that event, certificates will be printed and delivered to DTC.

The information in this section concerning DTC and DTC’s book-entry system has been obtained from sources that we believe to be reliable, but we take no responsibility for the accuracy thereof.

Long Term Debt, Principal		$ 427,000,000
Long Term Debt, Structuring [Text Block]

Indenture Provisions — Subordination

Upon any distribution of our assets upon our dissolution, winding up, liquidation or reorganization, the payment of the principal of (and premium, if any) and interest, if any, on any indenture securities denominated as subordinated debt securities is to be subordinated to the extent provided in the indenture in right of payment to the prior payment in full of all Senior Indebtedness (as defined below), but our obligation to you to make payment of the principal of (and premium, if any) and interest, if any, on such subordinated debt securities will not otherwise be affected. In addition, no payment on account of principal (or premium, if any), sinking fund or interest, if any, may be made on such subordinated debt securities at any time unless full payment of all amounts due in respect of the principal (and premium, if any), sinking fund and interest on Senior Indebtedness has been made or duly provided for in money or money’s worth.

In the event that, notwithstanding the foregoing, any payment by us is received by the trustee in respect of subordinated debt securities or by the holders of any of such subordinated debt securities before all Senior Indebtedness is paid in full, the payment or distribution must be paid over to the holders of the Senior Indebtedness or on their behalf for application to the payment of all the Senior Indebtedness remaining unpaid until all the Senior Indebtedness has been paid in full, after giving effect to any concurrent payment or distribution to the holders of the Senior Indebtedness. Subject to the payment in full of all Senior Indebtedness upon this distribution by us, the holders of such subordinated debt securities will be subrogated to the rights of the holders of the Senior Indebtedness to the extent of payments made to the holders of the Senior Indebtedness out of the distributive share of such subordinated debt securities.

By reason of this subordination, in the event of a distribution of our assets upon our insolvency, certain of our senior creditors may recover more, ratably, than holders of any subordinated debt securities. The indenture provides that these subordination provisions will not apply to money and securities held in trust under the defeasance provisions of the indenture.

Senior Indebtedness is defined in the indenture as the principal of (and premium, if any) and unpaid interest on:

●	our indebtedness (including indebtedness of others guaranteed by us), whenever created, incurred, assumed or guaranteed, for money borrowed (other than indenture securities issued under the indenture and denominated as subordinated debt securities), unless in the instrument creating or evidencing the same or under which the same is outstanding it is provided that this indebtedness is not senior or prior in right of payment to the subordinated debt securities; and
●	renewals, extensions, modifications and refinancings of any of this indebtedness.

If this prospectus is being delivered in connection with the offering of a series of indenture securities denominated as subordinated debt securities, the accompanying prospectus supplement will set forth the approximate amount of our Senior Indebtedness outstanding as of a recent date.

Long Term Debt, Dividends and Covenants [Text Block]

Events of Default

You will have rights if an Event of Default occurs in respect of the debt securities of your series and is not cured, as described later in this subsection.

The term “Event of Default” in respect of the debt securities of your series means any of the following (unless the prospectus supplement or any free writing prospectus authorized by us relating to such debt securities states otherwise):

●	we do not pay the principal of, or any premium on, a debt security of the series on its due date, and do not cure this default within five days;
●	we do not pay interest on a debt security of the series when due, and such default is not cured within 30 days;
●	we do not deposit any sinking fund payment in respect of debt securities of the series on its due date, and do not cure this default within five days;
●	we remain in breach of a covenant in respect of debt securities of the series for 60 days after we receive a written notice of default stating we are in breach. The notice must be sent by either the trustee or holders of at least 25% of the principal amount of debt securities of the series;
●	we file for bankruptcy or certain other events of bankruptcy, insolvency or reorganization occur and remain undischarged or unstayed for a period of 60 days;
●	on the last business day of each of 24 consecutive calendar months, we have an asset coverage of less than 100%; and
●	any other Event of Default in respect of debt securities of the series described in the applicable prospectus supplement occurs.

An Event of Default for a particular series of debt securities does not necessarily constitute an Event of Default for any other series of debt securities issued under the same or any other indenture. The trustee may withhold notice to the holders of debt securities of any default, except in the payment of principal, premium or interest or in the payment of any sinking or purchase fund installment, if it considers the withholding of notice to be in the best interests of the holders.

Remedies if an Event of Default Occurs

If an Event of Default has occurred and has not been cured, the trustee or the holders of at least 25% in principal amount of the debt securities of the affected series may declare the entire principal amount of all the debt securities of that series to be due and immediately payable. This is called a declaration of acceleration of maturity. In certain circumstances, a declaration of acceleration of maturity may be canceled by the holders of a majority in principal amount of the debt securities of the affected series.

The trustee is not required to take any action under the indenture at the request of any holders unless the holders offer the trustee reasonable protection from expenses and liability (called an “indemnity”). If reasonable indemnity is provided, the holders of a majority in principal amount of the outstanding debt securities of the relevant series may direct the time, method and place of conducting any lawsuit or other formal legal action seeking any remedy available to the trustee. The trustee may refuse to follow those directions in certain circumstances. No delay or omission in exercising any right or remedy will be treated as a waiver of that right, remedy or Event of Default.

Before you are allowed to bypass your trustee and bring your own lawsuit or other formal legal action or take other steps to enforce your rights or protect your interests relating to the debt securities, the following must occur:

●	the holder must give your trustee written notice that an Event of Default has occurred and remains uncured;
●	the holders of at least 25% in principal amount of all outstanding debt securities of the relevant series must make a written request that the trustee take action because of the default and must offer reasonable indemnity to the trustee against the cost and other liabilities of taking that action;
●	the trustee must not have taken action for 60 days after receipt of the above notice and offer of indemnity; and
●	the holders of a majority in principal amount of the debt securities must not have given the trustee a direction inconsistent with the above notice during that 60 day period.

However, you are entitled at any time to bring a lawsuit for the payment of money due on your debt securities on or after the due date.

Holders of a majority in principal amount of the debt securities of the affected series may waive any past defaults other than:

●	the payment of principal, any premium or interest; or
●	in respect of a covenant that cannot be modified or amended without the consent of each holder.

Book-entry and other indirect holders should consult their banks or brokers for information on how to give notice or direction to or make a request of the trustee and how to declare or cancel an acceleration of maturity.

Each year, we will furnish to each trustee a written statement of certain of our officers certifying that to their knowledge we are in compliance with the indenture and the debt securities, or else specifying any default.

Merger or Consolidation

Under the terms of the indenture, we are generally permitted to consolidate or merge with another entity. We may also be permitted to sell all or substantially all of our assets to another entity. However, unless the prospectus supplement or applicable free writing prospectus authorized by us relating to certain debt securities states otherwise, we may not take any of these actions unless all the following conditions are met:

●	where we merge out of existence or sell our assets, the resulting entity must agree to be legally responsible for our obligations under the debt securities;
●	immediately after giving effect to such transaction, no Default or Event of Default shall have happened and be continuing;
●	we must deliver certain certificates and documents to the trustee; and
●	we must satisfy any other requirements specified in the prospectus supplement relating to a particular series of debt securities.

Modification or Waiver

There are three types of changes we can make to the indenture and the debt securities issued thereunder.

Changes Requiring Approval

First, there are changes that we cannot make to debt securities without specific approval of all of the holders. The following is a list of those types of changes:

●	change the stated maturity of the principal of or interest on a debt security;
●	reduce any amounts due on a debt security;
●	reduce the amount of principal payable upon acceleration of the maturity of a security following a default;
●	adversely affect any right of repayment at the holder’s option;
●	change the place (except as otherwise described in the prospectus or prospectus supplement) or currency of payment on a debt security;
●	impair your right to sue for payment;
●	adversely affect any right to convert or exchange a debt security in accordance with its terms;
●	modify the subordination provisions in the indenture in a manner that is adverse to holders of the debt securities;
●	reduce the percentage of holders of debt securities whose consent is needed to modify or amend the indenture;
●	reduce the percentage of holders of debt securities whose consent is needed to waive compliance with certain provisions of the indenture or to waive certain defaults;
●	modify any other aspect of the provisions of the indenture dealing with supplemental indentures, modification and waiver of past defaults, changes to the quorum or voting requirements or the waiver of certain covenants; and
●	change any obligation we have to pay additional amounts.

Changes Not Requiring Approval

The second type of change does not require any vote by the holders of the debt securities. This type is limited to clarifications and certain other changes that would not adversely affect holders of the outstanding debt securities in any material respect. We also do not need any approval to make any change that affects only debt securities to be issued under the indenture after the change takes effect.

Changes Requiring Majority Approval

Any other change to the indenture and the debt securities would require the following approval:

●	if the change affects only one series of debt securities, it must be approved by the holders of a majority in principal amount of that series; and
●	if the change affects more than one series of debt securities issued under the same indenture, it must be approved by the holders of a majority in principal amount of all of the series affected by the change, with all affected series voting together as one class for this purpose.

The holders of a majority in principal amount of all of the series of debt securities issued under an indenture, voting together as one class for this purpose, may waive our compliance with some of our covenants in that indenture. However, we cannot obtain a waiver of a payment default or of any of the matters covered by the bullet points included above under “— Changes Requiring Approval.”

Further Details Concerning Voting

When taking a vote, we will use the following rules to decide how much principal to attribute to a debt security:

●	for original issue discount securities, we will use the principal amount that would be due and payable on the voting date if the maturity of these debt securities were accelerated to that date because of a default;
●	for debt securities whose principal amount is not known (for example, because it is based on an index), we will use a special rule for that debt security described in the prospectus supplement; and
●	for debt securities denominated in one or more foreign currencies, we will use the U.S. dollar equivalent.

Debt securities will not be considered outstanding, and therefore not eligible to vote, if we have deposited or set aside in trust money for their payment or redemption. Debt securities will also not be eligible to vote if they have been fully defeased as described later under “Defeasance — Full Defeasance.”

We will generally be entitled to set any day as a record date for the purpose of determining the holders of outstanding indenture securities that are entitled to vote or take other action under the indenture. If we set a record date for a vote or other action to be taken by holders of one or more series, that vote or action may be taken only by persons who are holders of outstanding indenture securities of those series on the record date and must be taken within eleven months following the record date.

Book-entry and other indirect holders should consult their banks or brokers for information on how approval may be granted or denied if we seek to change the indenture or the debt securities or request a waiver.

Defeasance

The following provisions will be applicable to each series of debt securities unless we state in the applicable prospectus supplement that the provisions of covenant defeasance and full defeasance will not be applicable to that series.

Covenant Defeasance

Under current U.S. federal tax law, we can make the deposit described below and be released from some of the restrictive covenants in the indenture under which the particular series was issued. This is called “covenant defeasance.” In that event, you would lose the protection of those restrictive covenants but would gain the protection of having money and government securities set aside in trust to repay your debt securities. If applicable, you also would be released from the subordination provisions as described under the “Indenture Provisions — Subordination” section below. In order to achieve covenant defeasance, we must do the following:

●	if the debt securities of the particular series are denominated in U.S. dollars, we must deposit in trust for the benefit of all holders of such debt securities a combination of money and U.S. government or U.S. government agency notes or bonds that will generate enough cash to make interest, principal and any other payments on the debt securities on their various due dates;
●	we must deliver to the trustee a legal opinion of our counsel confirming that, under current U.S. federal income tax law, we may make the above deposit without causing you to be taxed on the debt securities any differently than if we did not make the deposit and just repaid the debt securities ourselves at maturity; and
●	we must deliver to the trustee a legal opinion of our counsel stating that the above deposit does not require registration by us under the 1940 Act, as amended, and a legal opinion and officers’ certificate stating that all conditions precedent to covenant defeasance have been complied with.

If we accomplish covenant defeasance, you can still look to us for repayment of the debt securities if there were a shortfall in the trust deposit or the trustee is prevented from making payment. For example, if one of the remaining Events of Default occurred (such as our bankruptcy) and the debt securities became immediately due and payable, there might be a shortfall. Depending on the event causing the default, you may not be able to obtain payment of the shortfall.

Full Defeasance

If there is a change in U.S. federal tax law, as described below, we can legally release ourselves from all payment and other obligations on the debt securities of a particular series (called “full defeasance”) if we put in place the following other arrangements for you to be repaid:

●	if the debt securities of the particular series are denominated in U.S. dollars, we must deposit in trust for the benefit of all holders of such debt securities a combination of money and U.S. government or U.S. government agency notes or bonds that will generate enough cash to make interest, principal and any other payments on the debt securities on their various due dates.
●	we must deliver to the trustee a legal opinion confirming that there has been a change in current U.S. federal tax law or an Internal Revenue Service, or IRS, ruling that allows us to make the above deposit without causing you to be taxed on the debt securities any differently than if we did not make the deposit and just repaid the debt securities ourselves at maturity. Under current U.S. federal tax law, the deposit and our legal release from the debt securities would be treated as though we paid you your share of the cash and notes or bonds at the time the cash and notes or bonds were deposited in trust in exchange for your debt securities and you would recognize gain or loss on the debt securities at the time of the deposit; and
●	we must deliver to the trustee a legal opinion of our counsel stating that the above deposit does not require registration by us under the 1940 Act, as amended, and a legal opinion and officers’ certificate stating that all conditions precedent to defeasance have been complied with.

If we ever did accomplish full defeasance, as described above, you would have to rely solely on the trust deposit for repayment of the debt securities. You could not look to us for repayment in the unlikely event of any shortfall. Conversely, the trust deposit would most likely be protected from claims of our lenders and other creditors if we ever became bankrupt or insolvent. If applicable, you would also be released from the subordination provisions described later under “Indenture Provisions — Subordination.”

Outstanding Securities [Table Text Block]

		(3)	(4)
		Amount	Amount
		Held	Outstanding Exclusive of
	(2)	By us or	Amounts
(1)	Amount	for	Shown
Title of Class	Authorized	Our Account	Under (3)
Common Stock	100,000,000	—	23,243,088
Preferred Stock	1,000,000	—	—

Notes will be Unsecured and Therefore will be Effectively Subordinated to Any Secured Indebtedness Currently Incurred or May Incur in the Future [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Notes will be unsecured and therefore will be effectively subordinated to any secured indebtedness we have currently incurred or may incur in the future.

The Notes will not be secured by any of our assets or any of the assets of our subsidiaries. As a result, the Notes will be effectively subordinated to any secured indebtedness we or our subsidiaries have currently incurred or may incur in the future (or any indebtedness that is initially unsecured to which we subsequently grant security) to the extent of the value of the assets securing such indebtedness. In any liquidation, dissolution, bankruptcy or other similar proceeding, the holders of any of our existing or future secured indebtedness and the secured indebtedness of our subsidiaries may assert rights against the assets pledged to secure that indebtedness in order to receive full payment of their indebtedness before the assets may be used to pay other creditors, including the holders of the Notes. The Credit Facility is secured by all of the assets of WhiteHorse Credit. The indebtedness under the Credit Facility is therefore effectively senior to the Notes to the extent of the value of such assets. As of June 30, 2023, approximately $238.6 million was outstanding under our Credit Facility.

Notes will be Structurally Subordinated to the Indebtedness and Other Liabilities of Company's Subsidiaries [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Notes will be structurally subordinated to the indebtedness and other liabilities of our subsidiaries.

The Notes will be obligations exclusively of WhiteHorse Finance, Inc. and not of any of our subsidiaries. None of our subsidiaries will be or will act as a guarantor of the Notes, and the Notes will not be required to be guaranteed by any subsidiaries we may acquire or create in the future. Except to the extent we are a creditor with recognized claims against our subsidiaries, all claims of creditors (including holders of preferred stock, if any, of our subsidiaries) will have priority over our equity interests in such subsidiaries (and therefore the claims of our creditors, including holders of the Notes) with respect to the assets of such subsidiaries. Even if we are recognized as a creditor of one or more of our subsidiaries, our claims would still be subordinated to any security interests in the assets of any such subsidiary and to any indebtedness or other liabilities of any such subsidiary senior to our claims. Consequently, the Notes will be structurally subordinated to all indebtedness and other liabilities (including trade payables) of our subsidiaries and any subsidiaries that we may in the future acquire or establish as financing vehicles or otherwise. As of June 30, 2023, our subsidiary, WhiteHorse Credit, had approximately $238.6 million in outstanding borrowings under our Credit Facility, which indebtedness is structurally senior to the Notes. In addition, our subsidiaries may incur substantial additional indebtedness in the future, all of which would be structurally senior to the Notes.

Indenture under which the Notes will be Issued Contains Limited Protection for Holders of the Notes [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Indenture under which the Notes will be issued contains limited protection for holders of the Notes.

The Indenture under which the Notes will be issued offers limited protection to holders of the Notes. The terms of the Indenture and the Notes do not restrict our or any of our subsidiaries’ ability to engage in, or otherwise be a party to, a variety of corporate transactions, circumstances or events that could have an adverse impact on your investment in the Notes. In particular, the terms of the Indenture and the Notes will not place any restrictions on our or our subsidiaries’ ability to:

●	issue securities or otherwise incur additional indebtedness or other obligations, including (1) any indebtedness or other obligations that would be equal in right of payment to the Notes, (2) any indebtedness or other obligations that would be secured and therefore rank effectively senior in right of payment to the Notes to the extent of the values of the assets securing such debt, (3) indebtedness or other obligations of ours that are guaranteed by one or more of our subsidiaries and which therefore would rank structurally senior to the Notes and (4) securities, indebtedness or other obligations issued or incurred by our subsidiaries that would be senior in right of payment to our equity interests in our subsidiaries and therefore would rank structurally senior in right of payment to the Notes with respect to the assets of our subsidiaries, in each case other than an incurrence of indebtedness or other obligation that would cause a violation of Section 18(a)(1)(A) of the 1940 Act, as modified by Section 61(a)(1) and (2) of the 1940 Act or any successor provisions, as such obligations may be amended or superseded, giving effect to any exemptive relief granted to us by the SEC;
●	pay dividends on, or purchase or redeem or make any payments in respect of, capital stock or other securities ranking junior in right of payment to the Notes;
●	sell assets (other than certain limited restrictions on our ability to consolidate, merge or sell all or substantially all of our assets);
●	enter into transactions with affiliates;
●	create liens (including liens on the shares of our subsidiaries) or enter into sale and leaseback transactions;
●	make investments; or
●	create restrictions on the payment of dividends or other amounts to us from our subsidiaries.

In addition, the Indenture will not require us to offer to purchase the Notes in connection with a change of control.

Furthermore, the terms of the Indenture and the Notes do not protect holders of the Notes in the event that we experience changes (including significant adverse changes) in our financial condition, results of operations or credit ratings, as they do not require that we or our subsidiaries adhere to any financial tests or ratios or specified levels of net worth, revenues, income, cash flow or liquidity, except as required under the 1940 Act.

Our ability to recapitalize, incur additional debt and take a number of other actions that are not limited by the terms of the Notes may have important consequences for you as a holder of the Notes, including negatively affecting the trading value of the Notes or making it more difficult for us to satisfy our obligations with respect to the Notes.

Certain of our current debt instruments include more protections for their holders than the Indenture and the Notes. In addition, we routinely finance our investments with borrowed money, and intend to continue to do so in the future by issuing both unsecured and secured debt in the ordinary course as a means of raising additional capital. Any additional debt we issue or incur in the future could contain more protections for its holders than the Indenture and the Notes, including additional covenants and events of default. The issuance or incurrence of any such debt with incremental protections could affect the market for and trading levels and prices of the Notes.

Amount of Debt Outstanding May Increase as a Result of this Offering [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Our amount of debt outstanding may increase as a result of this offering. Our current indebtedness could adversely affect our business, financial condition and results of operations and our ability to meet our payment obligations under the Notes and our other debt.

The use of debt could have significant consequences on our future operations, including:

●	making it more difficult for us to meet our payment and other obligations under the Notes and our other outstanding debt;
●	resulting in an event of default if we fail to comply with the financial and other restrictive covenants contained in our financing arrangements, which event of default could result in substantially all of our debt becoming immediately due and payable;
●	reducing the availability of our cash flow to fund investments, acquisitions and other general corporate purposes, and limiting our ability to obtain additional financing for these purposes;
●	subjecting us to the risk of increased sensitivity to interest rate increases on our indebtedness with variable interest rates, including borrowings under our financing arrangements; and
●	limiting our flexibility in planning for, or reacting to, and increasing our vulnerability to, changes in our business, the industry in which we operate and the general economy.

Any of the above-listed factors could have an adverse effect on our business, financial condition and results of operations and our ability to meet our payment obligations under the Notes and our other debt.

Our ability to meet our payment and other obligations under our financing arrangements depends on our ability to generate significant cash flow in the future. This, to some extent, is subject to general economic, financial, competitive, legislative and regulatory factors as well as other factors that are beyond our control. We cannot assure you that our business will generate cash flow from operations, or that future borrowings will be available to us under our financing arrangements or otherwise, in an amount sufficient to enable us to meet our payment obligations under the Notes and our other debt and to fund other liquidity needs. If we are not able to generate sufficient cash flow to service our debt obligations, we may need to refinance or restructure our debt, including the Notes, sell assets, reduce or delay capital investments, or seek to raise additional capital. If we are unable to implement one or more of these alternatives, we may not be able to meet our payment obligations under the Notes and our other debt, including the obligation to repurchase the Notes at maturity.

Optional Redemption Provision May Materially Adversely Affect Your Return on the Notes [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The optional redemption provision may materially adversely affect your return on the Notes.

The Notes will be redeemable in whole or in part upon certain conditions at any time, or from time to time, at our option, as described in “Description of Our Notes.” We may choose to redeem the Notes at times when prevailing interest rates are lower than the interest rate paid on the Notes. In this circumstance, you may not be able to reinvest the redemption proceeds in a comparable security at an effective interest rate as high as the Notes being redeemed.

Trading Market or Market Value of the Notes or Any Other Publicly Issued Debt Securities May Fluctuate [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The trading market or market value of the Notes or any other publicly issued debt securities may fluctuate.

Our publicly issued debt securities, including the Notes, do not currently have an established trading market. We cannot assure you that a trading market for our publicly issued debt securities, including the Notes, will ever develop or be maintained if developed. In addition to our creditworthiness, many factors may materially adversely affect the trading market for, and market value of, our publicly issued debt securities, including the Notes. These factors include, but are not limited to, the following:

●	the time remaining to the maturity of these debt securities;
●	the outstanding principal amount of debt securities with terms identical to these debt securities;
●	the ratings assigned by national statistical ratings agencies, if any;
●	the general economic environment;
●	the supply of debt securities trading in the secondary market, if any;
●	the redemption or repayment features, if any, of these debt securities;
●	the level, direction and volatility of market interest rates generally; and
●	market rates of interest higher or lower than rates borne by the debt securities.

You should also be aware that there may be a limited number of buyers when you decide to sell your debt securities. This too may materially adversely affect the market value of our debt securities, including the Notes, or the trading market for these debt securities.

Risk Related to Rating Agency Assigns the Notes a Non-Investment Grade Rating or the Notes are Not Rated [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

If a rating agency assigns the Notes a non-investment grade rating or the Notes are not rated, the Notes may be subject to greater price volatility than similar securities without such a rating. Below investment grade securities, which are often referred to as “junk” bonds, are viewed as speculative investments because of concerns with respect to the issuer’s capacity to pay interest and repay principal.

If a rating agency assigns the Notes a non-investment grade rating, the Notes may be subject to greater price volatility than securities of similar maturity without such a non-investment grade rating. Below investment grade securities, which are often referred to as “junk” bonds, are viewed as speculative investments because of concerns with respect to the issuer’s capacity to pay interest and repay principal. The underwriters may discontinue any market-making in the Notes at any time in their sole discretion. Accordingly, we cannot assure you that a liquid trading market will develop for the Notes, that you will be able to sell your Notes at a particular time or that the price you receive when you sell will be favorable. To the extent an active trading market does not develop, the liquidity and trading price for the Notes may be harmed. Accordingly, you may be required to bear the financial risk of an investment in the Notes for an indefinite period of time.

If the Company Default on Obligations to Pay Other Indebtedness, the Company May Not be Able to Make Payments on the Notes [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

If we default on our obligations to pay our other indebtedness, we may not be able to make payments on the Notes.

Any default under the agreements governing our indebtedness, including a default under the Credit Facility, the 5.375% 2025 Notes, the 5.375% 2026 Notes, the 5.625% 2027 Notes, the 4.250% 2028 Notes, the 4.000% 2026 Notes or under other indebtedness to which we may be a party that is not waived by the required lenders or holders, and the remedies sought by the holders of such indebtedness could make us unable to pay principal, premium, if any, and interest on the Notes and substantially decrease the market value of the Notes.

If we are unable to generate sufficient cash flow and are otherwise unable to obtain funds necessary to meet required payments of principal, premium, if any, and interest on our indebtedness, or if we otherwise fail to comply with the various covenants, including financial and operating covenants, in the instruments governing our indebtedness, we could be in default under the terms of the agreements governing such indebtedness. In the event of such default, (1) the holders of such indebtedness could elect to declare all the funds borrowed thereunder to be due and payable, together with accrued and unpaid interest, (2) the lenders or holders under the Credit Facility, the 5.375% 2025 Notes, the 5.375% 2026 Notes, the 5.625% 2027 Notes, the 4.250% 2028 Notes, the 4.000% 2026

Notes or other debt we may incur in the future could elect to terminate their commitments, cease making further loans and institute foreclosure proceedings against our assets, and (3) we could be forced into bankruptcy or liquidation.

If our operating performance declines, we may in the future need to seek to obtain waivers from the required lenders or holders under the agreements relating to the Credit Facility, the 5.375% 2025 Notes, the 5.375% 2026 Notes, the 5.625% 2027 Notes, the 4.250% 2028 Notes, the 4.000% 2026 Notes or other debt that we may incur in the future to avoid being in default. If we breach our covenants under the Credit Facility, the 5.375% 2025 Notes, the 5.375% 2026 Notes, the 5.625% 2027 Notes, the 4.250% 2028 Notes, the 4.000% 2026 Notes or other debt and seek a waiver, we may not be able to obtain a waiver from the required lenders or holders. If this occurs, we would be in default and our lenders or holders could exercise their rights as described above, and we could be forced into bankruptcy or liquidation. If we are unable to repay debt, lenders having secured obligations, including the lenders under the Credit Facility, could proceed against the collateral securing such debt. Because the Credit Facility, the 5.375% 2025 Notes, the 5.375% 2026 Notes, the 5.625% 2027 Notes, the 4.250% 2028 Notes and the 4.000% 2026 Notes have, and any future debt will likely have, customary cross-default provisions, if the indebtedness thereunder or under any future credit facility is accelerated, we may be unable to repay or finance the amounts due.

The Company May Choose to Redeem the Notes When Prevailing Interest Rates are Relatively Low [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We may choose to redeem the Notes when prevailing interest rates are relatively low.

On or after September 15, 2025, we may choose to redeem the Notes from time to time, especially when prevailing interest rates are lower than the interest rate borne by the Notes. If prevailing rates are lower at the time of redemption, you would not be able to reinvest the redemption proceeds in a comparable security at an effective interest rate as high as the interest rate on the Notes being redeemed.

A Downgrade, Suspension or Withdrawal of a Credit Rating Assigned by a Rating Agency [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

A downgrade, suspension or withdrawal of a credit rating assigned by a rating agency to us or our unsecured debt or change in the debt markets could cause the liquidity or market value of the Notes to decline significantly.

Our credit ratings are an assessment by a rating agency of our ability to pay our debts when due. Consequently, real or anticipated changes in our credit ratings will generally affect the market value of the Notes. These credit ratings may not reflect the potential impact of risks relating to the structure or marketing of the Notes. Credit ratings are not a recommendation to buy, sell or hold any security, and may be revised or withdrawn at any time by the issuing organization in its sole discretion. Neither we nor any underwriter undertakes any obligation to maintain our credit ratings or to advise holders of the Notes of any changes in our credit ratings. There can be no assurance that our credit ratings will remain for any given period of time or that such credit ratings will not be lowered or withdrawn entirely by a rating agency if in its judgment future circumstances relating to the basis of the credit ratings, such as adverse changes in the Company, so warrant. An increase in the competitive environment, inability to cover distributions, or increase in leverage could lead to a downgrade in our credit ratings and limit our access to the debt and equity markets capability impairing our ability to grow the business. The conditions of the financial markets and prevailing interest rates have fluctuated in the past and are likely to fluctuate in the future, which could have an adverse effect on the market prices of the Notes.

FATCA Withholding May Apply to Payments to Certain Foreign Entities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

FATCA withholding may apply to payments to certain foreign entities.

Payments made under the Notes to a foreign financial institution or non-financial foreign entity (including such an institution or entity acting as an intermediary) may be subject to a U.S. withholding tax of 30% under the Foreign Account Tax Compliance Act provisions of the Code, or FATCA. This tax may apply to certain payments of interest as well as (beginning on January 1, 2019) payments made upon maturity, redemption, or sale of the Notes, unless the foreign financial institution or non-financial foreign entity complies with certain information reporting, withholding, identification, certification and related requirements imposed by FATCA. Holders should consult their tax advisors regarding FATCA and how it may affect an investment in the Notes.

Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	common stock
Security Dividends [Text Block]	Distributions may be paid to the holders of our common stock if, as and when authorized by our board of directors and declared by us out of funds legally available therefrom.
Security Voting Rights [Text Block]	our common stock is entitled to one vote
Security Liquidation Rights [Text Block]	In the event of our liquidation, dissolution or winding up, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time.
Security Preemptive and Other Rights [Text Block]	Shares of our common stock have no preemptive, exchange, conversion or redemption rights and are freely transferable, except when their transfer is restricted by U.S. federal and state securities laws or by contract.
Outstanding Security, Title [Text Block]

		(3)	(4)
		Amount	Amount
		Held	Outstanding Exclusive of
	(2)	By us or	Amounts
(1)	Amount	for	Shown
Title of Class	Authorized	Our Account	Under (3)
Common Stock	100,000,000	—	23,243,088
Preferred Stock	1,000,000	—	—

Outstanding Security, Authorized [Shares]						100,000,000
Outstanding Security, Not Held [Shares]						23,243,088
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	preferred stock
Security Dividends [Text Block]	immediately after issuance and before any dividend or other distribution is made with respect to our common stock and before any purchase of common stock is made, such preferred stock together with all other senior securities must not exceed an amount equal to 66 2/3% of our total assets after deducting the amount of such dividend, distribution or purchase price, as the case may be
Security Voting Rights [Text Block]	Some matters under the 1940 Act require the separate vote of the holders of any issued and outstanding preferred stock.
Security Liabilities [Text Block]	any limitations on our ability to pay dividends or make distributions on, or acquire or redeem, other securities while shares of such series are outstanding
Preferred Stock Restrictions, Arrearage [Text Block]	the holders of shares of preferred stock, if any are issued, must be entitled as a class to elect two directors at all times and to elect a majority of the directors if dividends or other distribution on the preferred stock are in arrears by two years or more.
Outstanding Security, Title [Text Block]

		(3)	(4)
		Amount	Amount
		Held	Outstanding Exclusive of
	(2)	By us or	Amounts
(1)	Amount	for	Shown
Title of Class	Authorized	Our Account	Under (3)
Common Stock	100,000,000	—	23,243,088
Preferred Stock	1,000,000	—	—

Outstanding Security, Authorized [Shares]						1,000,000
Subscription Rights [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Rights Limited by Other Securities [Text Block]
●	any other terms of such subscription rights, including exercise, settlement and other procedures and limitations relating to the transfer and exercise of such subscription rights.

Other Securities [Table Text Block]

DESCRIPTION OF OUR SUBSCRIPTION RIGHTS

The following is a general description of the terms of the subscription rights we may issue from time to time. Particular terms of any subscription rights we offer will be described in the prospectus supplement relating to such subscription rights. We urge you to read the applicable prospectus supplement and any free writing prospectus that we may authorize to be provided to you related to any subscription rights being offered. We will not offer transferable subscription rights to our stockholders at a price equivalent to less than the then-current NAV per share of common stock, taking into account underwriting commissions, unless we first file a post-effective amendment that is declared effective by the SEC with respect to such issuance and the common stock to be purchased in connection with the rights represents no more than one-third of our outstanding common stock at the time such rights are issued.

We may issue subscription rights to our stockholders to purchase common stock. Subscription rights may be issued independently or together with any other offered security and may or may not be transferable by the person purchasing or receiving the subscription rights. In connection with any subscription rights offering to our stockholders, we may enter into a standby underwriting, backstop or other arrangement with one or more persons pursuant to which such persons would purchase any offered securities remaining unsubscribed for after such subscription rights offering. In connection with a subscription rights offering to our stockholders, we would distribute certificates evidencing the subscription rights and a prospectus supplement to our stockholders on the record date that we set for receiving subscription rights in such subscription rights offering. Our common stockholders will indirectly bear all of the expenses incurred by us in connection with any subscription rights offerings, regardless of whether any common stockholder exercises any subscription rights.

A prospectus supplement will describe the particular terms of any subscription rights we may issue, including the following:

●	the period of time the offering would remain open (which shall be open a minimum number of days such that all record holders would be eligible to participate in the offering and shall not be open longer than 120 days);
●	the title and aggregate number of such subscription rights;
●	the exercise price for such subscription rights (or method of calculation thereof);
●	the currency or currencies, including composite currencies, in which the price of such subscription rights may be payable;
●	if applicable, the designation and terms of the securities with which the subscription rights are issued and the number of subscription rights issued with each such security or each principal amount of such security;
●	the ratio of the offering (which, in the case of transferable rights, will require a minimum of three shares to be held of record before a person is entitled to purchase an additional share);
●	the number of such subscription rights issued to each stockholder;
●	the extent to which such subscription rights are transferable and the market on which they may be traded if they are transferable;
●	the date on which the right to exercise such subscription rights shall commence, and the date on which such right shall expire (subject to any extension);
●	if applicable, the minimum or maximum number of subscription rights that may be exercised at one time;
●	the extent to which such subscription rights include an over-subscription privilege with respect to unsubscribed securities and the terms of such over-subscription privilege;
●	any termination right we may have in connection with such subscription rights offering;
●	the terms of any rights to redeem, or call such subscription rights;
●	information with respect to book-entry procedures, if any;
●	the terms of the securities issuable upon exercise of the subscription rights;
●	the material terms of any standby underwriting, backstop or other purchase arrangement that we may enter into in connection with the subscription rights offering;
●	if applicable, a discussion of certain U.S. federal income tax considerations applicable to the issuance or exercise of such subscription rights; and
●	any other terms of such subscription rights, including exercise, settlement and other procedures and limitations relating to the transfer and exercise of such subscription rights.

Each subscription right will entitle the holder of the subscription right to purchase for cash or other consideration such number of shares of common stock at such subscription price as shall in each case be set forth in, or be determinable as set forth in, the prospectus supplement relating to the subscription rights offered thereby or in any free writing prospectus that we may authorize to be provided to you in relation to any subscription rights being offered. Subscription rights may be exercised as set forth in the prospectus supplement beginning on the date specified therein and continuing until the close of business on the expiration date for such subscription rights set forth in the prospectus supplement or in any free writing prospectus that we may authorize to be provided to you in relation to any subscription rights being offered. After the close of business on the expiration date, all unexercised subscription rights will become void.

Upon receipt of payment and the subscription rights certificate properly completed and duly executed at the corporate trust office of the subscription rights agent or any other office indicated in the prospectus supplement we will forward, as soon as practicable, the shares of common stock purchasable upon such exercise. If less than all of the rights represented by such subscription rights certificate are exercised, a new subscription certificate will be issued for the remaining rights. Prior to exercising their subscription rights, holders of subscription rights will not have any of the rights of holders of the securities purchasable upon such exercise. To the extent permissible under applicable law, we may determine to offer any unsubscribed offered securities directly to persons other than stockholders, to or through agents, underwriters or dealers or through a combination of such methods, as set forth in the applicable prospectus supplement or in any free writing prospectus that we may authorize to be provided to you in relation to any subscription rights being offered.

Other Security, Title [Text Block]	SUBSCRIPTION RIGHTS
Warrants or Rights, Called Title	subscription rights
Warrants [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Rights Limited by Other Securities [Text Block]
●	any other terms of such warrants, including terms, procedures and limitations relating to the exchange and exercise of such warrants.

Other Securities [Table Text Block]

DESCRIPTION OF OUR WARRANTS

The following is a general description of the terms of the warrants we may issue from time to time. Particular terms of any warrants we offer will be described in the prospectus supplement relating to such warrants. We urge you to read the applicable prospectus supplement and any free writing prospectus that we may authorize to be provided to you related to any warrants being offered, as well as any warrant agreement or warrant certificate that contains the terms of the applicable warrant offered to you.

We may issue warrants to purchase shares of our common stock, preferred stock or debt securities. Such warrants may be issued independently or together with shares of common stock, preferred stock or debt securities and may be attached or separate from such securities. We will issue each series of warrants under a separate warrant agreement to be entered into between us and a warrant agent. The warrant agent will act solely as our agent and will not assume any obligation or relationship of agency for or with holders or beneficial owners of warrants.

A prospectus supplement will describe the particular terms of any series of warrants we may issue, including the following:

●	the title and aggregate number of such warrants;
●	the price or prices at which such warrants will be issued;
●	the currency or currencies, including composite currencies, in which the price of such warrants may be payable;
●	if applicable, the designation and terms of the securities with which the warrants are issued and the number of warrants issued with each such security or each principal amount of such security;
●	in the case of warrants to purchase debt securities, the principal amount of debt securities purchasable upon exercise of one warrant and the price at which and the currency or currencies, including composite currencies, in which this principal amount of debt securities may be purchased upon such exercise;
●	in the case of warrants to purchase common stock or preferred stock, the number of shares of common stock or preferred stock, as the case may be, purchasable upon exercise of one warrant and the price at which and the currency or currencies, including composite currencies, in which these shares may be purchased upon such exercise;
●	the date on which the right to exercise such warrants shall commence and the date on which such right will expire (subject to any extension);
●	whether such warrants will be issued in registered form or bearer form;
●	if applicable, the minimum or maximum amount of such warrants that may be exercised at any one time;
●	if applicable, the date on and after which such warrants and the related securities will be separately transferable;
●	the terms of any rights to redeem, or call such warrants;
●	information with respect to book-entry procedures, if any;
●	the terms of the securities issuable upon exercise of the warrants;
●	if applicable, a discussion of certain U.S. federal income tax considerations; and
●	any other terms of such warrants, including terms, procedures and limitations relating to the exchange and exercise of such warrants.

We and the warrant agent may amend or supplement the warrant agreement for a series of warrants without the consent of the holders of the warrants issued thereunder to effect changes that are not inconsistent with the provisions of the warrants and that do not materially and adversely affect the interests of the holders of the warrants.

Each warrant will entitle the holder to purchase for cash such common stock or preferred stock at the exercise price or such principal amount of debt securities as shall in each case be set forth in, or be determinable as set forth in, the prospectus supplement or in any free writing prospectus authorized by us relating to the warrants offered thereby. Warrants may be exercised as set forth in the prospectus supplement or applicable free writing prospectus authorized by us beginning on the date specified therein and continuing until the close of business on the expiration date set forth in the prospectus supplement or applicable free writing prospectus authorized by us. After the close of business on the expiration date, unexercised warrants will become void.

Upon receipt of payment and a warrant certificate properly completed and duly executed at the corporate trust office of the warrant agent or any other office indicated in the prospectus supplement, we will, as soon as practicable, forward the securities purchasable upon such exercise. If less than all of the warrants represented by such warrant certificate are exercised, a new warrant certificate will be issued for the remaining warrants. If we so indicate in the applicable prospectus supplement, holders of the warrants may surrender securities as all or part of the exercise price for warrants.

Prior to exercising their warrants, holders of warrants will not have any of the rights of holders of the securities purchasable upon such exercise, including, in the case of warrants to purchase debt securities, the right to receive principal, premium, if any, or interest payments, on the debt securities purchasable upon exercise or to enforce covenants in the applicable indenture or, in the case of warrants to purchase common stock or preferred stock, the right to receive dividends or other distributions, if any, or payments upon our liquidation, dissolution or winding up or to exercise any voting rights.

Under the 1940 Act, we may generally only offer warrants provided that (1) the warrants expire by their terms within ten years, (2) the exercise or conversion price is not less than (i) the current market value at the date of issuance or (ii) if no such market value exists, the then-current NAV per share of our common stock (unless the requirements of Section 63 of the 1940 Act are met), (3) our stockholders authorize the proposal to issue such warrants, and our board of directors approves such issuance on the basis that the issuance is in the best interests of WhiteHorse Finance and its stockholders and (4) if the warrants are accompanied by other securities, the warrants are not separately transferable unless no class of such warrants and the securities accompanying them has been publicly distributed. The 1940 Act also provides that the amount of our voting securities that would result from the exercise of all outstanding warrants, as well as options and rights, at the time of issuance may not exceed 25% of our outstanding voting securities.

Other Security, Title [Text Block]	WARRANTS
Warrants or Rights, Called Title	warrants
Units [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Other Securities [Table Text Block]

DESCRIPTION OF OUR UNITS

As specified in the applicable prospectus supplement, we may issue units comprised of one or more of the other securities described in this prospectus in any combination. Each unit may also include securities issued by the U.S. Treasury. Each unit will be issued so that the holder of the unit is also the holder of each security included in the unit. Thus, the holder of a unit will have the rights and obligations of a holder of each included security. The prospectus supplement will describe:

●	the designation and terms of the units and of the securities comprising the units, including whether and under what circumstances the securities comprising the units may be held or transferred separately;
●	a description of the terms of any unit agreement governing the units;
●	a description of the provisions for the payment, settlement, transfer or exchange of the units; and
●	whether the units will be issued in fully registered or global form.

If a unit includes a share of common stock, the public offering price for the unit will reflect a price per share of common stock that equals or exceeds our then current NAV per share, unless the requirements of Section 63 of the 1940 Act have been satisfied. Section 63 permits us to sell shares of common stock below our then current NAV per share if: (1) the majority of our board of directors approves the offering as being in the best interests of us and our stockholders, (2) a majority of our stockholders (including a majority of our stockholders who are not affiliated persons of us) have approved the issuance of common stock below the then current NAV per share in the 12 months preceding the offering and (3) the offering price closely approximates the market value of the common stock. If the requirements of Section 63 of the 1940 Act are met, the price per share of common stock included in a unit may be below the Company’s then current NAV per share. As of the date of this registration statement, stockholders have not approved sales of our common stock below our then-current NAV per share. See “Sales of Common Stock Below Net Asset Value” for more information.

Units may also include warrants to purchase shares of our common stock in the future. We may generally only offer such warrants if (1) the warrants expire by their terms within ten years, (2) the exercise price is not less than the market value of our common stock at the date of issuance, (3) the exercise prices is not less than the then current NAV per share of our common stock (unless the Section 63 requirements are met), (4) our stockholders authorize the proposal to issue such warrants, and our board of directors approves such issuance on the basis that the issuance is in the best interests of us and our stockholders and (5) if the warrants are accompanied by other securities, the warrants are not separately transferable unless no class of such warrants and the securities accompanying them have been publicly distributed. The 1940 Act also provides that the amount of our voting securities that would result from the exercise of all outstanding warrants at the time of issuance may not exceed 25% of our outstanding voting securities.

Units may also include subscription rights to purchase shares of our common stock. We will not offer transferable subscription rights in a unit providing for subscription at a price below the then current NAV per share of common stock, excluding underwriting commissions, unless we first file a post-effective amendment that is declared effective by the SEC with respect to such issuance and the common stock to be purchased in connection with the rights represents no more than one-third of our outstanding common stock at the time such rights are issued.

Units may also include debt securities. If such debt securities are convertible into shares of our common stock, the exercise price for such conversion will not be less than the NAV per share of our common stock at the time of issuance of the unit (unless the Section 63 requirements are met).

The descriptions of the units and any applicable underlying security or pledge or depositary arrangements in this prospectus and in any prospectus supplement are summaries of the material provisions of the applicable agreements and are subject to, and qualified in their entirety by reference to, the terms and provisions of the applicable agreements, forms of which have been or will be filed as exhibits to the registration statement of which this prospectus forms a part.

Other Security, Title [Text Block]	UNITS
Warrants or Rights, Called Title	units
Credit Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount																		$ 238,649,000	$ 255,145,000	$ 291,637,000	$ 265,246,000	$ 238,917,000	$ 115,000,000	$ 155,000,000	$ 155,000,000	$ 102,000,000	$ 105,500,000	$ 25,000,000	$ 51,250,000
Senior Securities Coverage per Unit																		$ 1,766	$ 1,754	$ 1,735	$ 1,813	$ 2,047	$ 2,792	$ 2,576	$ 2,368	$ 2,305	$ 2,183	$ 3,064	$ 2,622
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal			$ 238,600,000
6.000% 2023 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount																		$ 30,000,000	$ 30,000,000	$ 30,000,000	$ 30,000,000	$ 30,000,000	$ 30,000,000
Senior Securities Coverage per Unit																		$ 1,766	$ 1,754	$ 1,735	$ 1,813	$ 2,047	$ 2,792
5.375% 2025 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount																		$ 40,000,000	$ 40,000,000	$ 40,000,000	$ 40,000,000
Senior Securities Coverage per Unit																		$ 1,766	$ 1,754	$ 1,735	$ 1,813
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal			40,000,000.0
5.375% 2026 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount																		$ 10,000,000	$ 10,000,000	$ 10,000,000	$ 10,000,000
Senior Securities Coverage per Unit																		$ 1,766	$ 1,754	$ 1,735	$ 1,813
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal			10,000,000.0
5.625% 2027 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount																		$ 10,000,000	$ 10,000,000	$ 10,000,000	$ 10,000,000
Senior Securities Coverage per Unit																		$ 1,766	$ 1,754	$ 1,735	$ 1,813
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal			10,000,000.0
4.250% 2028 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount																		$ 25,000,000	$ 25,000,000	$ 25,000,000
Senior Securities Coverage per Unit																		$ 1,766	$ 1,754	$ 1,735
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal			25,000,000.0
4.000% 2026 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount																		$ 75,000,000	$ 75,000,000	$ 75,000,000
Senior Securities Coverage per Unit																		$ 1,766	$ 1,754	$ 1,735
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal			$ 75,000,000.0
2025 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount																					$ 35,000,000	$ 35,000,000	$ 35,000,000
Senior Securities Coverage per Unit																					$ 1,813	$ 2,047	$ 2,792
Senior Securities Average Market Value per Unit																					$ 1,029	$ 1,049	$ 982
2020 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount																								$ 30,000,000	$ 30,000,000	$ 30,000,000	$ 30,000,000	$ 30,000,000
Senior Securities Coverage per Unit																								$ 2,576	$ 2,368	$ 2,305	$ 2,183	$ 3,064
Senior Securities Average Market Value per Unit																								$ 1,026	$ 1,005	$ 1,010	$ 1,006	$ 982
Unsecured Term Loan [Member]
Financial Highlights [Abstract]
Senior Securities Amount																										$ 55,000,000	$ 55,000,000	$ 55,000,000	$ 90,000,000
Senior Securities Coverage per Unit																										$ 2,305	$ 2,183	$ 3,064	$ 2,622